As filed with the Securities and Exchange Commission on May 30, 2008

Securities Act Registration No. 33-17224

Investment Company Act Registration No. 811-05336

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDERTHE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 34 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 35 ☒

(Check appropriate box or boxes)

PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521

(Registrant’s Telephone Number, including Area Code)

DEBORAH A. DOCS

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
on (----) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (----) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (----) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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MAY 30, 2008
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PROSPECTUS
FUND TYPE
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Prudential Institutional Liquidity Portfolio, Inc.  (Class A Shares)
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Money Market  OBJECTIVE   High current income consistent with the preservation of principal and liquidity
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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Companyof America, Newark, NJ, and its affiliates.
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RISK/RETURN SUMMARY

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3	RISK/RETURN SUMMARY
3	ABOUT THE FUND
3	INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES
3	PRINCIPAL RISKS
4	EVALUATING PERFORMANCE
6	FEES AND EXPENSES
7	EXAMPLES

8	HOW THE FUND INVESTS
8	INVESTMENT OBJECTIVES AND POLICIES
10	OTHER INVESTMENTS AND STRATEGIES
12	INVESTMENT RISKS

14	HOW THE FUND IS MANAGED
14	BOARD OF DIRECTORS
14	MANAGER
14	INVESTMENT SUBADVISER
15	PORTFOLIO MANAGERS
16	DISTRIBUTOR
16	DISCLOSURE OF PORTFOLIO HOLDINGS

17	FUND DISTRIBUTIONS AND TAX ISSUES
17	DISTRIBUTIONS
18	TAX ISSUES

19	HOW TO BUY AND SELL SHARES OF THE FUND
19	HOW TO BUY SHARES
22	HOW TO SELL YOUR SHARES

26	FINANCIAL HIGHLIGHTS
26	INTRODUCTION
27	CLASS A SHARES
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ABOUT THE FUND

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This section highlights key information about Prudential Institutional Liquidity Portfolio, Inc. — Institutional Money Market Series, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to ClassA shares. Additional information follows this summary.

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INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

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Ourinvestment objective is high current income consistent with the preservation of principal and liquidity. To achieve this objective we invest at least 80% of the Fund's investable assets(net assets plus any borrowings made for investment purposes) in short-term money market instruments such as obligationsissued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements,variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (includingtrust structures), and obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated inU.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten theeffective maturity of th securities to thirteen months or less. While we make every effort to achieve our objective and maintaina net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from$1 per share.

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TheFund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investingat least 80% of its investable assets in the type of investment suggested by its name.

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PRINCIPAL RISKS

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Althoughwe try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the riskthat the value of a particular obligation could go down. Debt obligations are generally subject to credit risk- the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due,and market risk- the risk that the securities could lose value because interest rates change or investors lose confidence in the abilityof issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there isa risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractiverate of income.

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Money Market FundsMoney market funds - which hold high-quality short-term debt obligations - provide investors with a lower risk, highly liquidinvestment option.These funds attempt to maintain a net asset value of $1 per share, although there can be no guaranteethat they will always be able to do so.

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TheFund's investment in foreign securities involves additional risks. For example, foreign banks and companies generallyare not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, politicaldevelopments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, weinvest only in U.S. dollar-denominated securities.

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Thereis also a risk that we will sell a security for a price that is higher or lower than the value attributed to the securitythrough the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net assetvalue of $1 per share.

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Aninvestment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation(FDIC) or any other government agency. Although the Fund seeks to preserve the net asset value of an investment at $1 pershare, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated withthe Fund, see "How the Fund Invests - Investment Risks."

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EVALUATING PERFORMANCE

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Anumber of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performancefor each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and AverageAnnual Total Returns table below demonstrate the risk of investing in the Fund by showing how returns can change from yearto year and by showing how the Fund's average annual total returns compare with a broad-based securities market index anda group of similar mutual funds.

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Pastperformance (before and after taxes) does not mean that the Fund will achieve similar results in the future. For current7-day yield information, you can call us at (800) 521-7466.

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4	Prudential Institutional Liquidity Portfolio, Inc.

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Annual Total Returns % (Class A Shares)

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BEST QUARTER: 1.71%	WORST QUARTER: 0.23%
(4th quarter of 2000)	(1st quarter of 2004)
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Average Annual Total Returns % (as of 12-31-07)
Return Before Taxes	One Year	Five Years	Ten Years
Class A shares	5.17	3.12	3.88
Lipper Average	4.98	2.86	3.65
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7 Day Yield % (as of 12-31-07)
Class A shares	5.01
iMoneyNet, Inc. Prime Institutional Universe Average	4.62
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Notes to Average Annual Returns Table

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° The Fund's returns and yields are after deduction of expenses.
° The returns and yields shown reflect the impact of fee waivers and expense subsidies; the returns and yields shown wouldhave been lower without the fee waivers and expense subsidies.
° The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category. These returns would be lower if they included the effect of sales charges and taxes. Source: Lipper, Inc.
° The iMoneyNet, Inc. Prime Institutional Universe Average is based on the average yield of all funds in the iMoneyNet, Inc. Prime Institutional Universe category as of December 25, 2007, the closest day to the calendar year-end for which this information is available.

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FEES AND EXPENSES

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This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None
Redemption fees	None
Exchange fee	None
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Annual Fund Operating Expenses (deducted from Fund assets)
		Class A
Management fees		.20%
+ Distribution and service (12b-1) fees	.12%
+ Other expenses		.04%
= Total annual Fund operating expenses		.36%
- Fee waiver and expense reimbursement		(.16)%
= Net annual Fund expenses		.20%
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6	Prudential Institutional Liquidity Portfolio, Inc.
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EXAMPLES

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Example (Redemption)
	One Year	Three Years	Five Years	Ten Years
Class A shares	$20	$99	$186	$440
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Notes to Fee, Expense and Examples Tables

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° For the period ending July 31, 2009, the Manager of the Fund has contractually agreed to waive a portion of its fees in the amount of .05% of the average daily net assets of Class A shares, and the Manager has contractually agreed to reimburse the Fund for operating expenses, exclusive of taxes, interest, brokerage commissions, distribution and service (12b-1) fees, and non-routine expenses, in excess of .15% of the average daily net assets of Class A shares.

For the period ending July 31, 2009, the Distributor of the Fund has contractually agreed to waive .07% of its contractual distribution and service (12b-1) fees with respect to the Class A shares.

° The example reflects the agreement of the Manager and Distributor to waive and/or limit their fees, as stated above, and the agreement of the Manager to reimburse certain operating expenses of Class A shares for the period ending July 31, 2009. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.

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HOW THE FUND INVESTS

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INVESTMENT OBJECTIVES AND POLICIES

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The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While we make every effort to achieve our objective, we can't guarantee success.

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The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal bonds and notes.

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The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of the Investment Company Act of 1940, as amended (the 1940 Act) Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment subadviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

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Commercial Paper are short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of underlying assets, such as mortgages, loans, credit card receivables, corporate receivables and corporate and municipal securities. Certificates of deposit, time deposits, bankers' acceptances and bank notes are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. Funding agreementsare contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market

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8	Prudential Institutional Liquidity Portfolio, Inc.
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funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

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Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

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The Fund's investments also include variable rate demand obligations (VRDOs) and VRDOs in the form of participation interests (Participating VRDOs) in variable rate tax-exempt obligations held by financial institutions. The VRDOs in which the Fund may invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest on a short notice period. Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the Participating VRDOs from the financial institution on a short notice period. There is a possibility, because of default or insolvency, that the demand features of VRDOs or Participating VRDOs may no be honored.

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Foreign securities and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

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Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "puts" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.

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The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

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Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

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For more information, see "Investment Risks" below and the Statement of Additional Information (SAI). The SAI contains more information about the Fund. To obtain a copy, see the back cover of this prospectus.

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OTHER INVESTMENTS AND STRATEGIES

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In addition to the principal strategies, we also may use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

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Debt obligations issued by the U.S. Treasury. Debt obligations issued by the U.S. Department of the Treasury have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government. Brokerage firms sometimes "strip" down Treasury debt securities into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amounts borrowed. These stripped securities are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. We may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature. We may also invest in Treasury Inflation Protected Securities, known as "TIPS." TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index.

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Debt obligations issued or guaranteed by the U.S. Government. The Fund may also invest in other debt obligations issued or guaranteed by the U.S. Government and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or 'Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other government-related issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt and are subject to the risk of default like private issuers.

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Municipal Bonds and Notes. Municipal bonds and notes are issued by state and local governments and their agencies, authorities and other instrumentalities. Municipal bonds and notes may be general obligation or revenue bonds. General obligation bonds or notes are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special

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10	Prudential Institutional Liquidity Portfolio, Inc.
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excise tax or other specific revenue source but not from the general taxing power. Municipal notes also includetax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper may be backed by letters of credit, lines of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

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Floating Rate Debt Securities and Variable Rate Debt Securities. The Fund may invest in floating rate debt securities and variable rate debt securities with respect to money-market obligations. Floating rate debt securities are debt securities that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury debt obligations. Variable rate debt securities are debt securities that have an interest rate that is adjusted periodically based on the market rate at a specified time. The interest rate on floating rate debt securities changes when there is a change in the designated rate. They sometimes allow the Fund to demand full payment of the debt securities on short notice. At times the Fund may receive an amount that may be more or less than the amount paid for the debt securities.

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Repurchase Agreements. The Fund may use repurchase agreements, where a party agrees to sell a security to the Fund and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Fund, and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes only.

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Reverse Repurchase Agreements. The Fund may use reverse repurchase agreements, where the Fund sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.

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When-Issued and Delayed-Delivery Securities. The Fund may purchase securities, including money market obligations, municipal bonds or other obligations on a when-issued or delayed-delivery basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered.

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Additional Strategies. The Fund also follows certain policies when it borrows money (the Fund may borrow up to 15% of the value of its total assets and may pledge up to 15% of its total assets to secure such borrowings); lends its securities to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and holds illiquid securities (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those

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without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days).

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The Fund is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

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INVESTMENT RISKS

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All investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad-based securities market indexes, performance of the Fund can deviate from performance of the indexes. The charts below outline the key risks and potential rewards of the Fund's principal strategies and certain other non-principal strategies that the Fund may use. Following the charts is a table which sets forth the investment limits applicable to each of the types of investments discussed in the charts. Unless otherwise noted, a percentage stated as a limit on the Fund's ability to engage in a particular type of investment is a percentage of investable assets. For more information, see the SAI.

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12	Prudential Institutional Liquidity Portfolio, Inc.
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High-Quality Money Market Obligations
Risks	Potential Rewards

  Credit risk - the risk that the borrower cannot pay back the money borrowed or make interest payments (relatively low for U.S. Government Securities).

  Market risk - the risk that the obligations will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower, or there is a lack of confidence in an industry.

  Prepayment risk - the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.

A source of regular interest income. Generally more secure than lower-quality debt securities.
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Money Market Obligations of Foreign Issuers-U.S. Dollar-Denominated
Risks	Potential Rewards
Foreign markets, economies and political systems may not be as stable as those in the U.S. Differences in foreign laws, accounting standards, public information and custody and settlement practices.	Investors may realize higher returns based upon higher interest rates paid on foreign investments. Increased diversification by expanding the allowable choices of high-quality debt securities.
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Illiquid Securities
Risks	Potential Rewards
May be difficult to value precisely. May be difficult to sell at the time or price desired.	May offer a more attractive yield or potential for growth than liquid securities.
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Principal & Non-Prinicpal Strategies
High-quality money market obligations: Up to 100% Money market obligations of foreign issuers— U.S. dollar-denominated: Up to 100% Illiquid Securities: Up to 10% of net assets
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HOW THE FUND IS MANAGED

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BOARD OF DIRECTORS

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The Fund is overseen by a Board of Directors or Trustees (hereafter referred to as Directors, or the Board). The Board oversees the actions of the Manager, investment subadviser(s) and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

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MANAGER

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Prudential Investments LLC (PI)
Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102

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Under a Management Agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's investment subadviser. For the fiscal year ended March 31, 2008, the Fund paid PI an effective management fee of .15% of the Fund's average daily net assets for all share classes.

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PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2007, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $121.1 billion.

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A discussion of the basis for the Directors' approvals of the Fund's management and subadvisory agreements is available in the Fund's semi-annual report to shareholders, which is available at the end of November of each year.

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INVESTMENT SUBADVISER

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Prudential Investment Management, Inc. (PIM) has served as an investment adviser to Prudential Financial, Inc. (Prudential Financial) since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services. The Fixed Income unit of PIM (Prudential Fixed Income Management) is the principal public fixed income asset management unit of PIM and is responsible for Fund management.

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14	Prudential Institutional Liquidity Portfolio, Inc.
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PORTFOLIO MANAGERS

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Portfolio Managers Joseph M. Tully, Manolita Brasil, and Robert T. Browne of Prudential Fixed Income Management are responsible for the day-to-day management of the Prudential Institutional Liquidity Portfolio.

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Joseph M. Tully is a Managing Director and head of the money market group for Prudential Fixed Income Management (PFIM). He is responsible for overseeing PFIM's taxable and tax-exempt money market portfolios. Prior to joining Prudential Financial, Mr. Tully worked for Merrill Lynch Asset Management as a portfolio manager and senior bank credit analyst, andd was an assistant national bank examiner for the Office of the Comptroller of the Currency. Mr. tully's investment career began in 1982. He has been managing short-term fixed income assets since 1984 and joined Prudential in 1987.

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Manolita Brasil is Vice President and money markets portfolio manager for Prudential fixed Income Management (PFIM). She is responsible for managing taxable money markets funds, including the Prudential Institutional Liquidity Portfolio. In addition, Ms. Brasil coordinates credit research for commercial paper and other short-term instruments. Ms. Brasil has been managing money market portfolios for PFIM since 1988. She previously managed the money markets support staff. Ms. Brasil has 20 years of investment experience and joined Prudential Financial in 1979.

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Robert T. Browne is Vice President and money markets portfolio manager for Prudential Fixed Income Management. He is responsible for managing taxable money market portfolios, including the Prudential Institutional Liquidity Portfolio. Prior to assuming his current position in 1995, Mr. Browne spent two years analyzing and trading currency and global bonds as well as handling operations, marketing, compliance and business planning functions. Mr. Browne has 15 years of investment experience and joined Prudential Financial in 1989.

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DISTRIBUTOR

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Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund also has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act, as amended (1940 Act). Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services to the Fund. These fees — known as 12b-1 fees — are shown in the "Fees and Expenses" tables.

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Because the fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.

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DISCLOSURE OF PORTFOLIO HOLDINGS

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A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is described in the Fund's SAI and on the Fund's websites.

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16	Prudential Institutional Liquidity Portfolio, Inc.
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FUND DISTRIBUTIONS AND TAX ISSUES

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DISTRIBUTIONS

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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains , if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.

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Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit unless you hold your shares in a qualified or tax-deferred plan or account.

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The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

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The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends on a monthly basis. For example, if the Fund owns an ACME Corp bond and the bond pays interest, the Fund will pay out a portion of this dividend to its shareholders, assuming the fund's income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Fund. In addition, dividends from the Fund will not qualify for the preferential rates of U.S. federal income tax applicable to certain dividends paid to non-corporate shareholders.

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The Fund also distributes any realized net capital gains to shareholders - typically every month. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund holds the security - if the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which, if recognized in a taxable year beginning before January 1, 2011, is generally taxed at rates of up to 15%, provided that the Fund distributes the net capital gain to non-corporate U.S. shareholders. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income. Different rates apply to corporate shareholders.

For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions may be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. If your dividend distribution check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the Fund at the next NAV calculated

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on the day of the investment. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

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TAX ISSUES

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Form 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

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Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31st of the prior year.

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Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions and sale proceeds.

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Taxation of Foreign Shareholders
For a discussion regarding the taxation of foreign shareholders, please see the SAI.

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If You Purchase Just Before Record Date
If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

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Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of JennisonDryden mutual funds that are suitable for retirement plans offered by Prudential.

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18	Prudential Institutional Liquidity Portfolio, Inc.
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HOW TO BUY AND SELL SHARES OF THE FUND

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HOW TO BUY SHARES

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In order to buy Fund shares, simply follow the steps described below.

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Opening an Account

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If you don't have an account with us or a financial services firm that is permitted to buy or sell shares of the Fund for you, contact the Fund's Transfer Agent, Prudential Mutual Fund Services LLC (PMFS) at (800) 521-7466 or write to:

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Standard Address
 Prudential Mutual Fund Services LLC
P.O. Box 9656
Providence, RI 02940

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Overnight Address
Prudential Mutual Fund Services LLC
101 Sabin Street
Pawtucket, RI 02860


You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares, including due to failure by you to provide additional information requested, such as information needed to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares.

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With certain limited exceptions, shares of the Fund are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

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Choose a Share Class
The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class A shares of the Fund. If you qualify to purchase Class I shares, you should contact PMFS at the telephone number or address above to request a Class I shares Fund prospectus. Class A shareholders of the Fund who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related


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institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

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20	Prudential Institutional Liquidity Portfolio, Inc.
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What Price Will You Pay for Shares of the Fund?

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We determine the NAV of our shares four times each business day at 10:00 a.m., 12:00 p.m., 2:00 p.m., and 4:00 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading, or in the event that the NYSE is closed, when the U.S. government bond market and U.S. Federal Reserve Banks are open. On days when the NYSE is open, your purchase order or redemption request must be received by PMFS by 4:00 p.m., New York time, in order to receive the NAV on that day. Dividend income will be determined and declared immediately after the final NAV for the day is determined. On days when the NYSE is closed, but the U.S. government bond market and U.S. Federal Reserve Banks are open, your purchase order or redemption request must be received no later than the earlier of the time the U.S. government bond market (as recommended by the Bond Market Association) or the U.S. Federal Reserv Banks close in order to receive the NAV on that day. The NYSE is closed on most national holidays and Good Friday. When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

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The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund - known as the net asset value or NAV - is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

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If your purchase order for Fund shares is received by PMFS by calling (800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

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Additional Shareholder Services

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As a Fund shareholder, you can take advantage of the following services and privileges:


Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out — or distributes — its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends. Distributions of


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$10.00 or less may not be paid out in cash, but may be automatically reinvested into your account.

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Prudential Mutual Fund Services LLC
P.O. Box 9656
Providence, RI 02940


Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 521-7466. We will begin sending additional copies of these documents within 30 days of receipt of your request.

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Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

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HOW TO SELL YOUR SHARES

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You can sell your shares of the Fund for cash (in the form of wire) at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

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When you sell shares of the Fund — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.

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All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the account designated on your account application.


For Fund shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Shares

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22	Prudential Institutional Liquidity Portfolio, Inc.
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redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.

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Restrictions on Sales
There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Commission, this may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.

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If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution" if:


  You are selling more than $100,000 of shares;

  You want the redemption proceeds made payable to someone that is not in our records;

  You want the redemption proceeds sent to some place that is not in our records; or

  You are a business or a trust.

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An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI.


Redemption In Kind
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

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Involuntary Redemption
If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

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Payments to Financial Services Firms
The Manager, Distributor or their affiliates have entered into revenue sharing or other similar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangements are intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing support activities in connection with the sale of Fund shares. Revenue sharing payments may be used by financial services firms in a variety of ways, including defraying costs incurred by the firms to educate their registered representatives about the Fund, as well as defraying costs incurred by the firms in providing or facilitating shareholder recordkeeping as well as the servicing or maintenance of shareholder accounts.

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In exchange for revenue sharing payments, the Fund may receive placement on a financial services firm's preferred or recommended product list. Financial services firms and registered representatives participating in a revenue sharing program may receive greater compensation for selling shares of the Fund than for selling other mutual funds, and your individual registered representative may receive some or all of the revenue sharing amounts paid to the firm that employs him or her. Revenue sharing payments may provide an incentive for financial services firms and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between the firms' financial interests and their duties to customers. In exchange for revenue sharing payments, the Fund also may receive preferred access to registered representatives of a financial services f (for example the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial services firm (for example the ability to advertise to the firm's customers).

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Payments under revenue sharing arrangements are made out of the Manager's or Distributor's own resources and without additional direct cost to the Fund or its shareholders. Revenue sharing payments may be in addition to the sales charges (including Rule 12b-1 fees) or other amounts paid by the Funds, which are also used to compensate financial services firms and their registered representatives for marketing and distribution of the Funds.

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Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Revenue sharing payments may also be based on other criteria or factors, such as a percentage of a registered representative's charges applicable to the sale of Fund shares, a networking fee based on the number of accounts at the firm holding shares of the Fund, a periodic flat fee for set-up and maintenance of the Fund on the computer systems of a financial services firm, or a flat fee for marketing services, such as access to registered representatives. Specific payment formulas are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The amount of revenue sharing also may va based on the class of shares purchased.


No one factor is determinative of the type or amount of additional compensation to be provided. Please contact your financial services provider for details about any revenue sharing payments it may receive.

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24	Prudential Institutional Liquidity Portfolio, Inc.
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Frequent Purchases and Redemptions of Fund Shares
Since the Fund is a money market fund that is generally not designed for long-term investing, and frequent purchases and redemptions of the Fund's shares generally do not present risks to other shareholders of the Fund, the Board has determined that, at the present time, the Fund need not adopt policies and procedures to prevent against frequent purchases and redemptions.

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FINANCIAL HIGHLIGHTS

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INTRODUCTION

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The financial highlights that follow are intended to help you evaluate the financial performance of the Fund for the past five fiscal years. The total return in the chart represents the rate that a shareholder would have earned (or lost) on an investment in the Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions.

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A copy of the Fund's annual report, along with the Fund's audited financial statements and the report of the independent registered public accounting firm, is available, upon request, at no charge, as described on the back cover of this prospectus.

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The financial highlights were derived from the financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report was unqualified.

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26	Prudential Institutional Liquidity Portfolio, Inc.
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CLASS A SHARES


Class A Shares (fiscal years ended 3-31)

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Per Share Operating Performance:	2008	2007	2006	2005	2004
Net Asset Value, Beginning Of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gains(b)	.048	.051	.036	.016	.010
Dividends and distributions to shareholders	(.048)	(.051)	(.036)	(.016)	(.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a):	4.97%	5.22%	3.63%	1.55%	1.04%
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
Ratios/Supplemental Data:	2008	2007	2006	2005	2004
Net assets, end of year (000)	$998,922	$938,261	$472,993	$268,561	$331,762
Average net assets (000)	$1,045,667	$734,585	$323,012	$317,021	$383,687
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	.20%	.20%	.20%	.20%	.20%
Expenses, excluding distribution and service (12b-1) fees(c)	.15%	.15%	.15%	.15%	.15%
Net investment income(b)	4.83%	5.11%	3.71%	1.54%	1.03%
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(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to confirm to generally accepted accounting principles.
(b) Net of management and distribution fee waiver and expense subsidy.
(c) Net of management fee waiver and expense subsidy.
(d)Does not include expenses of the underlying fund in which the Series invests.

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FOR MORE INFORMATION Please read this prospectus before you invest in the Fund and keep it for future reference. For information on shareholder questions contact:
MAIL Prudential Mutual Fund Services LLC PO Box 9656 Providence, RI 02940 TELEPHONE (800) 521-7466 (973) 367-3529 (from outside the U.S.) WEBSITE www.jennisondryden.com www.prudential.com	OUTSIDE BROKERS SHOULD CONTACT Prudential Investment Management Services LLC PO Box 9656 Providence, RI 02940 TELEPHONE (800) 778-8769
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

  E-DELIVERY To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

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You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
MAIL Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102 ELECTRONIC REQUEST publicinfo@sec.gov (The SEC charges a fee to copy documents)	IN PERSON Public Reference Room located at 100 F Street, N.E. in Washington, DC For hours of operation, call (202) 551-8090 VIA THE INTERNET on the EDGAR database at www.sec.gov
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The Annual and Semi-Annual Reports and the SAI contain additional information. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) SEMI-ANNUAL REPORT	ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
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Prudential Institutional Liquidity Portfolio, Inc.
Share Class	A
NASDAQ	PIMXX
CUSIP	744350109
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MF 137A	The Fund's Investment Co. Act File No. 811-05336
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MAY 30, 2008
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PROSPECTUS
FUND TYPE
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Prudential Institutional Liquidity Portfolio, Inc.  (Class I Shares)
Money Market  OBJECTIVE   High current income consistent with the preservation of principal and liquidity
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Companyof America, Newark, NJ, and its affiliates.
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RISK/RETURN SUMMARY

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3	RISK/RETURN SUMMARY
3	ABOUT THE FUND
3	INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES
3	PRINCIPAL RISKS
4	EVALUATING PERFORMANCE
6	FEES AND EXPENSES
7	EXAMPLES

8	HOW THE FUND INVESTS
8	INVESTMENT OBJECTIVES AND POLICIES
10	OTHER INVESTMENTS AND STRATEGIES
12	INVESTMENT RISKS

14	HOW THE FUND IS MANAGED
14	BOARD OF DIRECTORS
14	MANAGER
14	INVESTMENT SUBADVISER
15	PORTFOLIO MANAGERS
16	DISTRIBUTOR
16	DISCLOSURE OF PORTFOLIO HOLDINGS

17	FUND DISTRIBUTIONS AND TAX ISSUES
17	DISTRIBUTIONS
18	TAX ISSUES

19	HOW TO BUY AND SELL SHARES OF THE FUND
19	HOW TO BUY SHARES
21	HOW TO SELL YOUR SHARES

24	FINANCIAL HIGHLIGHTS
24	INTRODUCTION
25	CLASS I SHARES
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

ABOUT THE FUND


This section highlights key information about Prudential Institutional Liquidity Portfolio, Inc. — Institutional Money Market Series, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to ClassI shares. Additional information follows this summary.


INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES


Ourinvestment objective is high current income consistent with the preservation of principal and liquidity. To achieve this objective we invest at least 80% of the Fund's investable assets(net assets plus any borrowings made for investment purposes) in short-term money market instruments such as obligationsissued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements,variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (includingtrust structures), and obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated inU.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten theeffective maturity of th securities to thirteen months or less. While we make every effort to achieve our objective and maintaina net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from$1 per share.

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TheFund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investingat least 80% of its investable assets in the type of investment suggested by its name.

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PRINCIPAL RISKS

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Althoughwe try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the riskthat the value of a particular obligation could go down. Debt obligations are generally subject to credit risk- the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due,and market risk- the risk that the securities could lose value because interest rates change or investors lose confidence in the abilityof issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there isa risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractiverate of income.


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Money Market FundsMoney market funds - which hold high-quality short-term debt obligations - provide investors with a lower risk, highly liquidinvestment option.These funds attempt to maintain a net asset value of $1 per share, although there can be no guaranteethat they will always be able to do so.

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TheFund's investment in foreign securities involves additional risks. For example, foreign banks and companies generallyare not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, politicaldevelopments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, weinvest only in U.S. dollar-denominated securities.

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Thereis also a risk that we will sell a security for a price that is higher or lower than the value attributed to the securitythrough the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net assetvalue of $1 per share.

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Aninvestment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation(FDIC) or any other government agency. Although the Fund seeks to preserve the net asset value of an investment at $1 pershare, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated withthe Fund, see "How the Fund Invests - Investment Risks."

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EVALUATING PERFORMANCE

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Anumber of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performancefor each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and AverageAnnual Total Returns table below demonstrate the risk of investing in the Fund by showing how returns can change from yearto year and by showing how the Fund's average annual total returns compare with a broad-based securities market index anda group of similar mutual funds.

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Pastperformance (before and after taxes) does not mean that the Fund will achieve similar results in the future. For current7-day yield information, you can call us at (800) 521-7466.

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4	Prudential Institutional Liquidity Portfolio, Inc.

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Annual Total Returns % (Class I Shares)

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BEST QUARTER: 1.72%	WORST QUARTER: 0.24%
(4th quarter of 2000)	(1st quarter of 2004)
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Average Annual Total Returns % (as of 12-31-07)
Return Before Taxes	One Year	Five Years	Ten Years
Class I shares	5.22	3.17	3.93
Lipper Average	4.98	2.86	3.65
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7 Day Yield % (as of 12-31-07)
Class I shares	5.06
iMoneyNet, Inc. Prime Institutional Universe Average	4.62
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Notes to Average Annual Returns Table

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° The Fund's returns and yields are after deduction of expenses.
° The returns and yields shown reflect the impact of fee waivers and expense subsidies; the returns and yields shown wouldhave been lower without the fee waivers and expense subsidies.
° The Lipper Average is based upon the average return of all mutual funds in the Institutional Money Market Funds category. These returns would be lower if they included the effect of sales charges and taxes. Source: Lipper, Inc.
° The iMoneyNet, Inc. Prime Institutional Universe Average is based on the average yield of all funds in the iMoneyNet, Inc. Prime Institutional Universe category as of December 25, 2007, the closest day to the calendar year-end for which this information is available.

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Visit our websites at www.prudential.com and www.jennisondryden.com	5

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FEES AND EXPENSES

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This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees (paid directly from your investment)
Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None
Redemption fees	None
Exchange fee	None
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Annual Fund Operating Expenses (deducted from Fund assets)
		Class I
Management fees		.20%
+ Distribution and service (12b-1) fees	None
+ Other expenses		.04%
= Total annual Fund operating expenses		.24%
- Fee waiver and expense reimbursement		(.09)%
= Net annual Fund expenses		.15%
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6	Prudential Institutional Liquidity Portfolio, Inc.
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EXAMPLES

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Example (Redemption)
	One Year	Three Years	Five Years	Ten Years
Class I shares	$15	$68	$126	$297
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Notes to Fee, Expense and Example Tables

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° For the period ending July 31, 2009, the Manager of the Fund has contractually agreed to waive a portion of its fees in the amount of .05% of the average daily net assets of Class I shares, and the Manager of the Fund has contractually agreed to reimburse the Fund for operating expenses, exclusive of taxes, interest, brokerage commissions, and non-routine expenses, in excess of .15% of the average daily net assets of Class I shares.

° The example reflects the agreement of the Manager to waive a portion of its fee, stated above, and the agreement of the Manager to reimburse certain operating expenses of Class I shares for the period ending July 31, 2009. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.

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HOW THE FUND INVESTS

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INVESTMENT OBJECTIVES AND POLICIES

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The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While we make every effort to achieve our objective, we can't guarantee success.

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The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal bonds and notes.

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The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of the Investment Company Act of 1940, as amended (the 1940 Act) Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment subadviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

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Commercial Paper are short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of underlying assets, such as mortgages, loans, credit card receivables, corporate receivables and corporate and municipal securities. Certificates of deposit, time deposits, bankers' acceptances and bank notes are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. Funding agreementsare contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market

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8	Prudential Institutional Liquidity Portfolio, Inc.
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funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

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Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

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The Fund's investments also include variable rate demand obligations (VRDOs) and VRDOs in the form of participation interests (Participating VRDOs) in variable rate tax-exempt obligations held by financial institutions. The VRDOs in which the Fund may invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest on a short notice period. Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the Participating VRDOs from the financial institution on a short notice period. There is a possibility, because of default or insolvency, that the demand features of VRDOs or Participating VRDOs may no be honored.

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Foreign securities and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

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Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "puts" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.

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The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

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Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

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For more information, see "Investment Risks" below and the Statement of Additional Information (SAI). The SAI contains more information about the Fund. To obtain a copy, see the back cover of this prospectus.

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OTHER INVESTMENTS AND STRATEGIES

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In addition to the principal strategies, we also may use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

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Debt obligations issued by the U.S. Treasury. Debt obligations issued by the U.S. Department of the Treasury have different interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government. Brokerage firms sometimes "strip" down Treasury debt securities into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amounts borrowed. These stripped securities are sold to investors separately. Stripped securities do not make periodic interest payments. They are typically sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. We may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature. We may also invest in Treasury Inflation Protected Securities, known as "TIPS." TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index.

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Debt obligations issued or guaranteed by the U.S. Government. The Fund may also invest in other debt obligations issued or guaranteed by the U.S. Government and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or 'Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other government-related issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt and are subject to the risk of default like private issuers.

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Municipal Bonds and Notes. Municipal bonds and notes are issued by state and local governments and their agencies, authorities and other instrumentalities. Municipal bonds and notes may be general obligation or revenue bonds. General obligation bonds or notes are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special

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10	Prudential Institutional Liquidity Portfolio, Inc.
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excise tax or other specific revenue source but not from the general taxing power. Municipal notes also includetax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper may be backed by letters of credit, lines of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

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Floating Rate Debt Securities and Variable Rate Debt Securities. The Fund may invest in floating rate debt securities and variable rate debt securities with respect to money-market obligations. Floating rate debt securities are debt securities that have an interest rate that is set as a specific percentage of a designated rate, such as the rate on Treasury debt obligations. Variable rate debt securities are debt securities that have an interest rate that is adjusted periodically based on the market rate at a specified time. The interest rate on floating rate debt securities changes when there is a change in the designated rate. They sometimes allow the Fund to demand full payment of the debt securities on short notice. At times the Fund may receive an amount that may be more or less than the amount paid for the debt securities.

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Repurchase Agreements. The Fund may use repurchase agreements, where a party agrees to sell a security to the Fund and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Fund, and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes only.

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Reverse Repurchase Agreements. The Fund may use reverse repurchase agreements, where the Fund sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.

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When-Issued and Delayed-Delivery Securities. The Fund may purchase securities, including money market obligations, municipal bonds or other obligations on a when-issued or delayed-delivery basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered.

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Additional Strategies. The Fund also follows certain policies when it borrows money (the Fund may borrow up to 15% of the value of its total assets and may pledge up to 15% of its total assets to secure such borrowings); lends its securities to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and holds illiquid securities (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those

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without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days).

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The Fund is subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

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INVESTMENT RISKS

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All investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad-based securities market indexes, performance of the Fund can deviate from performance of the indexes. The charts below outline the key risks and potential rewards of the Fund's principal strategies and certain other non-principal strategies that the Fund may use. Following the charts is a table which sets forth the investment limits applicable to each of the types of investments discussed in the charts. Unless otherwise noted, a percentage stated as a limit on the Fund's ability to engage in a particular type of investment is a percentage of investable assets. For more information, see the SAI.

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12	Prudential Institutional Liquidity Portfolio, Inc.
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High-Quality Money Market Obligations
Risks	Potential Rewards

  Credit risk - the risk that the borrower cannot pay back the money borrowed or make interest payments (relatively low for U.S. Government Securities).

  Market risk - the risk that the obligations will lose value in the market, sometimes rapidly or unpredictably, because interest rates rise or there is a lack of confidence in the borrower, or there is a lack of confidence in an industry.

  Prepayment risk - the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.

A source of regular interest income. Generally more secure than lower-quality debt securities.
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Money Market Obligations of Foreign Issuers-U.S. Dollar-Denominated
Risks	Potential Rewards
Foreign markets, economies and political systems may not be as stable as those in the U.S. Differences in foreign laws, accounting standards, public information and custody and settlement practices.	Investors may realize higher returns based upon higher interest rates paid on foreign investments. Increased diversification by expanding the allowable choices of high-quality debt securities.
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Illiquid Securities
Risks	Potential Rewards
May be difficult to value precisely. May be difficult to sell at the time or price desired.	May offer a more attractive yield or potential for growth than liquid securities.
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Principal & Non-Prinicpal Strategies
High-quality money market obligations: Up to 100% Money market obligations of foreign issuers— U.S. dollar-denominated: Up to 100% Illiquid Securities: Up to 10% of net assets
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HOW THE FUND IS MANAGED

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BOARD OF DIRECTORS

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The Fund is overseen by a Board of Directors or Trustees (hereafter referred to as Directors, or the Board). The Board oversees the actions of the Manager, investment subadviser(s) and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

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MANAGER

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Prudential Investments LLC (PI)
Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102

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Under a Management Agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's investment subadviser. For the fiscal year ended March 31, 2008, the Fund paid PI an effective management fee of .15% of the Fund's average daily net assets for all share classes.

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PI and its predecessors have served as manager or administrator to investment companies since 1987. As of December 31, 2007, PI, a wholly-owned subsidiary of Prudential, served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $121.1 billion.

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A discussion of the basis for the Directors' approvals of the Fund's management and subadvisory agreements is available in the Fund's semi-annual report to shareholders, which is available at the end of November of each year.

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INVESTMENT SUBADVISER

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Prudential Investment Management, Inc. (PIM) has served as an investment adviser to Prudential Financial, Inc. (Prudential Financial) since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services. The Fixed Income unit of PIM (Prudential Fixed Income Management) is the principal public fixed income asset management unit of PIM and is responsible for Fund management.

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PIM Fixed Income is organized into groups specializing in different sectors of the fixed income market: U.S. and non-U.S. Government bonds, mortgages and asset-backed securities, U.S. and non-U.S. investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.

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14	Prudential Institutional Liquidity Portfolio, Inc.
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PORTFOLIO MANAGERS

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Portfolio Managers Joseph M. Tully, Manolita Brasil, and Robert T. Browne of Prudential Fixed Income Management are responsible for the day-to-day management of the Prudential Institutional Liquidity Portfolio.

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Joseph M. Tully is a Managing Director and head of the money market group for Prudential Fixed Income Management (PFIM). He is responsible for overseeing PFIM's taxable and tax-exempt money market portfolios. Prior to joining Prudential Financial, Mr. Tully worked for Merrill Lynch Asset Management as a portfolio manager and senior bank credit analyst, andd was an assistant national bank examiner for the Office of the Comptroller of the Currency. Mr. tully's investment career began in 1982. He has been managing short-term fixed income assets since 1984 and joined Prudential in 1987.

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Manolita Brasil is Vice President and money markets portfolio manager for Prudential fixed Income Management (PFIM). She is responsible for managing taxable money markets funds, including the Prudential Institutional Liquidity Portfolio. In addition, Ms. Brasil coordinates credit research for commercial paper and other short-term instruments. Ms. Brasil has been managing money market portfolios for PFIM since 1988. She previously managed the money markets support staff. Ms. Brasil has 20 years of investment experience and joined Prudential Financial in 1979.

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Robert T. Browne is Vice President and money markets portfolio manager for Prudential Fixed Income Management. He is responsible for managing taxable money market portfolios, including the Prudential Institutional Liquidity Portfolio. Prior to assuming his current position in 1995, Mr. Browne spent two years analyzing and trading currency and global bonds as well as handling operations, marketing, compliance and business planning functions. Mr. Browne has 15 years of investment experience and joined Prudential Financial in 1989.

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DISTRIBUTOR

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Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.

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DISCLOSURE OF PORTFOLIO HOLDINGS

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A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is described in the Fund's SAI and on the Fund's websites.

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16	Prudential Institutional Liquidity Portfolio, Inc.
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FUND DISTRIBUTIONS AND TAX ISSUES

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DISTRIBUTIONS

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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains , if any, to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.

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Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit unless you hold your shares in a qualified or tax-deferred plan or account.

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The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

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The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends on a monthly basis. For example, if the Fund owns an ACME Corp bond and the bond pays interest, the Fund will pay out a portion of this dividend to its shareholders, assuming the fund's income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund. Corporate shareholders are generally not eligible for the 70% dividends-received deduction on dividends paid by the Fund. In addition, dividends from the Fund will not qualify for the preferential rates of U.S. federal income tax applicable to certain dividends paid to non-corporate shareholders.

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The Fund also distributes any realized net capital gains to shareholders - typically every month. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund holds the security - if the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which, if recognized in a taxable year beginning before January 1, 2011, is generally taxed at rates of up to 15%, provided that the Fund distributes the net capital gain to non-corporate U.S. shareholders. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income. Different rates apply to corporate shareholders.

For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions may be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. If your dividend distribution check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the Fund at the next NAV calculated

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on the day of the investment. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

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TAX ISSUES

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Form 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

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Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31st of the prior year.

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Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions and sale proceeds.

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Taxation of Foreign Shareholders
For a discussion regarding the taxation of foreign shareholders, please see the SAI.

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If You Purchase Just Before Record Date
If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

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Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of JennisonDryden mutual funds that are suitable for retirement plans offered by Prudential.

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18	Prudential Institutional Liquidity Portfolio, Inc.
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HOW TO BUY AND SELL SHARES OF THE FUND

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HOW TO BUY SHARES

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In order to buy Fund shares, simply follow the steps described below.

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Opening an Account

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If you don't have an account with us or a financial services firm that is permitted to buy or sell shares of the Fund for you, contact the Fund's Transfer Agent, Prudential Mutual Fund Services LLC (PMFS) at (800) 521-7466 or write to:

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Standard Address
 Prudential Mutual Fund Services LLC
P.O. Box 9656
Providence, RI 02940

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Overnight Address
Prudential Mutual Fund Services LLC
101 Sabin Street
Pawtucket, RI 02860

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You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares, including due to failure by you to provide additional information requested, such as information needed to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares.

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With certain limited exceptions, shares of the Fund are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

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Choose a Share Class
The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000.

This prospectus only describes how you can buy and sell Class I shares of the Fund. shareholders of the Fund who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

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What Price Will You Pay for Shares of the Fund?

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We determine the NAV of our shares four times each business day at 10:00 a.m., 12:00 p.m., 2:00 p.m., and 4:00 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading, or in the event that the NYSE is closed, when the U.S. government bond market and U.S. Federal Reserve Banks are open. On days when the NYSE is open, your purchase order or redemption request must be received by PMFS by 4:00 p.m., New York time, in order to receive the NAV on that day. Dividend income will be determined and declared immediately after the final NAV for the day is determined. On days when the NYSE is closed, but the U.S. government bond market and U.S. Federal Reserve Banks are open, your purchase order or redemption request must be received no later than the earlier of the time the U.S. government bond market (as recommended by the Bond Market Association) or the U.S. Federal Reserv Banks close in order to receive the NAV on that day. The NYSE is closed on most national holidays and Good Friday. When you invest in a mutual fund, you buy shares of the mutual fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

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The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund - known as the net asset value or NAV - is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

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If your purchase order for Fund shares is received by PMFS by calling (800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

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Additional Shareholder Services

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As a Fund shareholder, you can take advantage of the following services and privileges:

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Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out — or distributes — its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends. Distributions of

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20	Prudential Institutional Liquidity Portfolio, Inc.
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$10.00 or less may not be paid out in cash, but may be automatically reinvested into your account.

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Prudential Mutual Fund Services LLC
P.O. Box 9656
Providence, RI 02940

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Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 521-7466. We will begin sending additional copies of these documents within 30 days of receipt of your request.

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Subaccounting and Special Services. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

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HOW TO SELL YOUR SHARES

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You can sell your shares of the Fund for cash (in the form of wire) at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

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When you sell shares of the Fund — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.

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All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the account designated on your account application.

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For Fund shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Fund shares

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redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.

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Restrictions on Sales
There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Commission, this may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.

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If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution" if:

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  You are selling more than $100,000 of shares;

  You want the redemption proceeds made payable to someone that is not in our records;

  You want the redemption proceeds sent to some place that is not in our records; or

  You are a business or a trust.

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An "eligible guarantor institution" includes any bank, broker-dealer, savings association or credit union. For more information, see the SAI.

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Redemption In Kind
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

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Involuntary Redemption
If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

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Payments to Financial Services Firms
The Manager, Distributor or their affiliates have entered into revenue sharing or other similar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangements are intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing support activities in connection with the sale of Fund shares. Revenue sharing payments may be used by financial services firms in a variety of ways, including defraying costs incurred by the firms to educate their registered representatives about the Fund, as well as defraying costs incurred by the firms in providing or facilitating shareholder recordkeeping as well as the servicing or maintenance of shareholder accounts.

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22	Prudential Institutional Liquidity Portfolio, Inc.
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In exchange for revenue sharing payments, the Fund may receive placement on a financial services firm's preferred or recommended product list. Financial services firms and registered representatives participating in a revenue sharing program may receive greater compensation for selling shares of the Fund than for selling other mutual funds, and your individual registered representative may receive some or all of the revenue sharing amounts paid to the firm that employs him or her. Revenue sharing payments may provide an incentive for financial services firms and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between the firms' financial interests and their duties to customers. In exchange for revenue sharing payments, the Fund also may receive preferred access to registered representatives of a financial services f (for example the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial services firm (for example the ability to advertise to the firm's customers).

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Payments under revenue sharing arrangements are made out of the Manager's or Distributor's own resources and without additional direct cost to the Fund or its shareholders. Revenue sharing payments may be in addition to the sales charges (including Rule 12b-1 fees) or other amounts paid by the Funds, which are also used to compensate financial services firms and their registered representatives for marketing and distribution of the Funds.

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Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Revenue sharing payments may also be based on other criteria or factors, such as a percentage of a registered representative's charges applicable to the sale of Fund shares, a networking fee based on the number of accounts at the firm holding shares of the Fund, a periodic flat fee for set-up and maintenance of the Fund on the computer systems of a financial services firm, or a flat fee for marketing services, such as access to registered representatives. Specific payment formulas are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The amount of revenue sharing also may va based on the class of shares purchased.

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No one factor is determinative of the type or amount of additional compensation to be provided. Please contact your financial services provider for details about any revenue sharing payments it may receive.

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Frequent Purchases and Redemptions of Fund Shares
Since the Fund is a money market fund that is generally not designed for long-term investing, and frequent purchases and redemptions of the Fund's shares generally do not present risks to other shareholders of the Fund, the Board has determined that, at the present time, the Fund need not adopt policies and procedures to prevent against frequent purchases and redemptions.

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FINANCIAL HIGHLIGHTS

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INTRODUCTION

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The financial highlights that follow are intended to help you evaluate the financial performance of the Fund for the past five fiscal years. The total return in the chart represents the rate that a shareholder would have earned (or lost) on an investment in the Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions.

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A copy of the Fund's annual report, along with the Fund's audited financial statements and the report of the independent registered public accounting firm, is available, upon request, at no charge, as described on the back cover of this prospectus.

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The financial highlights were derived from the financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report was unqualified.

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24	Prudential Institutional Liquidity Portfolio, Inc.
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CLASS I SHARES

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Class I Shares (fiscal years ended 3-31)

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Per Share Operating Performance:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gains(b)	.049	.051	.037	.016	.011
Dividends and distributions to shareholders	(.049)	(.051)	(.037)	(.016)	(.011)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a):	5.02%	5.27%	3.68%	1.60%	1.09%
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Ratios/Supplemental Data:	2008	2007	2006	2005	2004
Net assets, end of year (000)	$760,813	$1,076,155	$978,531	$1,380,740	$1,959,985
Average net assets (000)	$995,820	$988,027	$1,127,926	$1,547,937	$1,688,851
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	.15%	.15%	.15%	.15%	.15%
Expenses, excluding distribution and service (12b-1) fees(b)	.15%	.15%	.15%	.15%	.15%
Net investment income(b)	4.90%	5.13%	3.60%	1.53%	1.07%
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(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b) Net of management fee waiver and expense subsidy.
(c)Does not include expenses of the underlying fund in which the Series invests.

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FOR MORE INFORMATION Please read this prospectus before you invest in the Fund and keep it for future reference. For information on shareholder questions contact:
MAIL Prudential Mutual Fund Services LLC PO Box 9656 Providence, RI 02940 TELEPHONE (800) 521-7466 (973) 367-3529 (from outside the U.S.) WEBSITE www.jennisondryden.com www.prudential.com	OUTSIDE BROKERS SHOULD CONTACT Prudential Investment Management Services LLC PO Box 9656 Providence, RI 02940 TELEPHONE (800) 778-8769
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  E-DELIVERY To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

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You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
MAIL Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102 ELECTRONIC REQUEST publicinfo@sec.gov (The SEC charges a fee to copy documents)	IN PERSON Public Reference Room located at 100 F Street, N.E. in Washington, DC For hours of operation, call (202) 551-8090 VIA THE INTERNET on the EDGAR database at www.sec.gov
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The Annual and Semi-Annual Reports and the SAI contain additional information. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.
STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) SEMI-ANNUAL REPORT	ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
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Prudential Institutional Liquidity Portfolio, Inc.
Share Class	I
NASDAQ	PLPXX
CUSIP	744350604
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MF 137I	The Fund's Investment Co. Act File No. 811-05336
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Prudential Institutional Liquidity Portfolio, Inc.

MAY 30, 2008

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) of Prudential Institutional Liquidity Portfolio, Inc. - Institutional Money Market Series (the "Fund") is not a prospectus and should be read in conjunction with the Class A Prospectus and the Class I Prospectus (the "Prospectuses") of the Fund dated May 30, 2008, and can be obtained, without charge, by calling (800) 521-7466 or by writing to the Fund at Prudential Mutual Fund Services LLC, PO Box 9656, Providence, RI 02940, or to their overnight address at Prudential Mutual Fund Services LLC, 101 Sabin Street, Pawtucket, RI 02860. The Fund's Prospectuses are incorporated by reference into this SAI and this SAI is incorporated by reference into the Fund's Prospectuses.

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The Fund's audited financial statements are incorporated into this SAI by reference to the Fund's 2008 Annual Report (File No. 811-05336). You may request a copy of the Annual Report at no charge by calling (800) 225-1852 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

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MF 137B
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PART I

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3	PART I
3	INTRODUCTION
3	FUND CLASSIFICATION, INVESTMENT OBJECTIVES & POLICIES
3	INVESTMENT RISKS AND CONSIDERATIONS
13	INVESTMENT RESTRICTIONS
14	INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
19	MANAGEMENT & ADVISORY ARRANGEMENTS
22	OTHER SERVICE PROVIDERS
22	INFORMATION ON SALES CHARGES & DISTRIBUTION-RELATED EXPENSES
24	PORTFOLIO TRANSACTIONS & BROKERAGE
26	ADDITIONAL INFORMATION
27	PRINCIPAL SHAREHOLDERS
27	FINANCIAL STATEMENTS

28	PART II
28	PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
28	NET ASSET VALUE
29	SHAREHOLDER SERVICES
31	TAXES, DIVIDENDS AND DISTRIBUTIONS
38	DISCLOSURE OF PORTFOLIO HOLDINGS
39	PROXY VOTING
39	CODES OF ETHICS
40	APPENDIX I: DESCRIPTION OF BOND RATINGS
44	APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISER
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INTRODUCTION

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Part I of this SAI sets forth information about the Prudential Institutional Liquidity Portfolio, Inc. (the "Fund"). It providesadditional information about the Fund's Board of Directors, the advisory services provided to and the management fees paidby the Fund, certain investment policies and restrictions applicable to the Fund, and information about other fees paid byand services provided to the Fund.

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FUND CLASSIFICATION, INVESTMENT OBJECTIVES & POLICIES

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PrudentialInstitutional Liquidity Portfolio, Inc. - Institutional Money Market Series (the Fund) is an open-end diversifiedmanagement investment company whose investment objective is high current income consistent with the preservation of principaland liquidity.

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TheFund's investment objective is high current income consistent with the preservation of principal and liquidity. Whilethe principal investment policies and strategies for seeking to achieve this objective are described in the Prospectuses forthe Fund's Class A shares and Class I shares, the Fund may from time to time also utilize the securities, instruments, policiesand strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objectiveand you can lose money.

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Thefollowing section identifies and explains certain of the types of investments and investment strategies that the Fundmay use, as well as the risks and considerations associated with these investments and investment strategies.

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INVESTMENT RISKS AND CONSIDERATIONS

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Set forth below are descriptions of some of the types of investments and investment strategies that a Fund may use, and therisks and considerations associated with those investments and investment strategies. Please also see the Prospectus and the"Fund Classification, Investment Objectives and Policies" Section of this SAI, which discuss the Fund's principal investmentobjective(s) and identifies certain of the non-principal investments and strategies that may be used.

In this section the term "Manager" includes a Fund's subadviser.

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ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from,a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principaland interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financialinstitution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-throughcertificates or collateralized obligations.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlyingpool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed throughto their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-throughcertificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaultsby the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments include collateralized debt obligations ("CDOs"), which includecollateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities.CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, belowinvestment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include,among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, includingloans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrativeexpenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in riskand yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trustand serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partiallyprotected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields thantheir underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLOtranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral defaultand disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities asa class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in whicha Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under thesecurities laws.

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As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer marketmay exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixedincome securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions fromcollateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may declinein value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structureof the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpectedinvestment results.

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ASSET-BASED SECURITIES. Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversionterms of which are related to the market price of some natural resource asset such as gold bullion. For the purposes of aFund's investment policies, these securities are referred to as "asset-based securities." A Fund will purchase only asset-basedsecurities that are rated, or are issued by issuers that have outstanding debt obligations rated investment grade (i.e., AAA,AA, A or BBB by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.("Moody's") or commercial paper rated A-1 by S&P or Prime-1 by Moody's) or of issuers that the Manager has determined to beof similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered "investment grade,"may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highestrating categories. If the asset-based security is backed by a bank letter of credit or other similar facility, the Managermay take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-basedsecurity and the related natural resource asset generally are expected to move in the same direction, there may not be perfectcorrelation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on theunderlying natural resource asset.

The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or evenrelatively nominal) rates. As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a$1,000 face amount gold-related note with a seven-year maturity, payable at maturity at the greater of either $1,000 in cashor the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payableon the note would be $1,200. Certain asset-based securities may be payable at maturity in cash at the stated principal amountor, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, becauseno Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in thesecondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the statedprincipal amount and thereby realize the appreciation in the underlying asset.

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PRECIOUS METAL-RELATED SECURITIES. A Fund may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, e.g.,gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchasedwhen they are believed to be attractively priced in relation to the value of a company's precious metal-related assets orwhen the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financialuncertainty or instability. Based on historical experience, during periods of economic or financial instability the securitiesof companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of preciousmetal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings ofprecious metal-related companies, which may, in turn, affect adversely the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia.Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than tomarket forces. Economic, financial, social and political factors within South Africa may significantly affect South Africangold production.

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BORROWING AND LEVERAGE. A Fund may borrow up to 33 1/3% of the value of its total assets (calculated at the time of the borrowing). The Fund maypledge up to 33 1/3% of its total assets to secure these borrowings. If the Fund's asset coverage for borrowings falls below300%, the Fund will take prompt action to reduce its borrowings. If the Fund borrows to invest in securities, any investmentgains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to risefaster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchasedfails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund'sshares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage."

A Fund may borrow from time to time, at the investment adviser's discretion, to take advantage of investment opportunities,when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the investmentadviser's opinion, unusual market conditions otherwise make it advantageous for the Fund to increase its investment capacity.AFund will only borrow when there is an expectation that it will benefit a Fund after taking into account considerations suchas interest income and possible losses upon liquidation. Borrowing by a Fund creates an opportunity for increased net incomebut, at the same time, creates

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Prudential Institutional Liquidity Portfolio, Inc. 4

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risks, including the fact that leverage may exaggerate changes in the net asset value of Fund shares and in the yield ona Fund. Certain Funds may borrow through forward rolls, dollar rolls or reverse repurchase agreements.

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CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividendpreference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder electsto exercise the conversion privilege.

The characteristics of convertible securities make them appropriate investments for an investment company seeking a hightotal return from capital appreciation and investment income. These characteristics include the potential for capital appreciationas the value of the underlying common stock increases, the relatively high yield received from dividend or interest paymentsas compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock dueto their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference ona convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to itscredit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portionof the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quotedin the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currencydifferent from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate establishedat the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debtsecurity is denominated and the currency in which the share price is quoted will affect the value of the convertible security.As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reducethe effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertiblesecurities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewedwithout regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investmentvalue." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However,at the same time, the value of the convertible security will be influenced by its "conversion value," which is the marketvalue of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuatesdirectly with the price of the underlying common stock. If, because of a low price of the common stock the conversion valueis substantially below the investment value of the convertible security, the price of the convertible security is governedprincipally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investmentvalue, the price of the convertible security will be influenced principally by its conversion value. A convertible securitywill sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlyingcommon stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japanand the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more thanthe securities' investment value.

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Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders butmay be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at theoption of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant towhich the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund willbe required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertibledebt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed bythe issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certaincontingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stockpartly or wholly in lieu of a conversion right (a "Cash-Settled Convertible"), (ii) a combination of separate securities chosenby the Manager in order to create the economic characteristics of a convertible security, i.e., a fixed income security pairedwith a security with equity conversion features, such as an option or warrant (a "Manufactured Convertible") or (iii) a syntheticsecurity manufactured by another party.

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Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-SettledConvertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertiblesecurities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example,a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfullycompletes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation.Manufactured Convertibles are created by the Manager by combining separate securities that possess one of the two principalcharacteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities,such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investingin call options, warrants, or other securities with equity conversion features ("equity features") granting the holder theright to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or,in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertiblesecurity, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or moreseparate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertibleis the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertiblesecurity. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrumentand an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertiblesecurity otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with anequity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible wouldbetter promote a Fund's objective than alternate investments. For example, the Manager may combine an equity feature withrespect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund'scredit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile thana traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment inthat its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a ManufacturedConvertible. For example,a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponingthe purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertiblesecurity with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining ashort-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditionalconvertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporatefixed income securities and under-perform during periods when corporate fixed-income securities outperform Treasury instruments.

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CERTIFICATES OF DEPOSIT. The Federal Deposit Insurance Corporation and the Federal Savings and Loan Insurance Corporation, which are agencies ofthe United States Government, insure the deposits of insured banks and savings and loan associations, respectively, up to$100,000 per depositor. Current federal regulations also permit such institutions to issue insured negotiable certificatesof deposit (CDs) in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remainfully insured as to principal, such CDs must currently be limited to $100,000 per bank or savings and loan association. Intereston such CDs is not insured.

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CORPORATE LOANS. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure.Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates suchas the London Interbank Offered Rate ("LIBOR") or the prime rate of U.S. banks. As a result, the value of corporate loan investmentsis generally responsive to shifts in market interest rates. Because the trading market for corporate loans is less developedthan the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporateloans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions oftenact as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporateloans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund maynot recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, a Fund becomesa member of the syndicate.

As in the case of junk bonds, the Corporate Loans in which a Fund may invest can be expected to provide higher yields thanhigher-rated fixed income securities but may be subject to greater risk of loss of principal and income. There are, however,some significant differences between Corporate Loans and junk bonds. Corporate Loans are frequently secured by pledges ofliens and security

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interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt servicesubordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investorspreferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Evenwhen these arrangements exist, however, there can be no assurance that the principal and interest owed on the Corporate Loanswill be repaid in full. Corporate Loans generally bear interest at rates set at a margin above a generally recognized baselending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a U.S. bank, or that may be adjustedon set dates, typically 30 days but generally not more than one year, in the case of LIBOR. Consequently, the value of CorporateLoans held by a Fund may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments asa result of changes in the interest rate environment. On the other hand, the secondary dealer market for Corporate Loans isnot as well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relatingto liquidity and pricing concerns.

A Fund may acquire interests in Corporate Loans by means of a novation, assignment or participation. In a novation, a Fundwould succeed to all the rights and obligations of the assigning institution and become a contracting party under the creditagreement with respect to the debt obligation. As an alternative, a Fund may purchase an assignment, in which case the Fundmay be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but wouldotherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interestsin a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participationinterest and not with the borrower. In purchasing a loan participation, a Fund generally will have no right to enforce complianceby the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may notdirectly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result,a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

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CUSTODIAL RECEIPTS.Obligations issued or guaranteed as to principal and interest by the U.S. government, foreign governments or semi-governmentalentities may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments,principal payments or both on certain notes or bonds. Typically, custodial receipts have their unmatured interest couponsseparated ("stripped") by their holder. Having separated the interest coupons from the underlying principal of the governmentsecurities, the holder will resell the stripped securities in custodial receipt programs with a number of different names,including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The strippedcoupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receivesonly the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash)payments. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Such notes and bondsare held in custody by a bank or a brokerage firm on behalf of the owners. The Fund will not invest more than 5% of its assetsin such custodial receipts.

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DEBT SECURITIES. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principaland interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changesin an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund'sinvestment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities.All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fallwhen interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more inresponse to changes in interest rates than the market price of shorter-term securities.

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FOREIGN INVESTMENT RISKS

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CertainFunds may invest in foreign equity and/or debt securities.Foreign debt securities include certain foreign bank obligationsand U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities,international agencies and supranational entities.

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Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only inthe United States because securities traded on foreign markets have often (though not always) performed differently than securitiesin the United States. However, such investments involve special risks not present in U.S. investments that can increase thechances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewerinvestors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy andsell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securitiestraded in the United States.

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Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to suchissues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certainsuch economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments,the imposition of economic sanctions against a particular country or countries, changes in international trading

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patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adverselyaffected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriationof assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantialrestrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affectsecurity prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income backinto the United States, or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchangecontrols, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorablelegal judgments in foreign courts, and political and social instabilit Legal remedies available to investors in certainforeign countries may be less extensive than those available to investors in the United States or other foreign countries.

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Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the
U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Fund's portfolio. Generally, when theU.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currencyis worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominatedin that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk,"means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

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Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the UnitedStates. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreigncountries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company'ssecurities based on nonpublic information about that company. Accounting standards in other countries are not necessarilythe same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accountingstandards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

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Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banksand securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limitedor no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund's ability torecover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition,it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States.The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typicallyresults in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the UnitedStates.

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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreignsettlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities)not typically generated by the settlement of U.S. investments. Communications between the United States and emerging marketcountries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements incertain foreign countries at times have not kept pace with the number of securities transactions; these problems may makeit difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities,it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereonfor some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value ofthe security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to thatparty for any losses incurred.

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Dividendsor interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, therebyreducing the amount available for distribution to shareholders.

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ILLIQUID OR RESTRICTED SECURITIES. Each Fund may invest in securities that lack an established secondary trading market or otherwise are considered illiquid.Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon dispositionof the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may tradeat a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrictthe ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to takeadvantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operationsrequire cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet shortterm cash requirements or incurring capital losses on the sale of illiquid investments. A Fund may invest in securities thatare not registered ("restricted securities") under the Securities Act.

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Restrictedsecurities may be sold in private placement transactions between issuers and their purchasers and may be neitherlisted on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freelytransferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of theabsence of a public trading market, privately placed securities may be less liquid and more difficult to value than publiclytraded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, theprices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than theirfair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure andother investor protection requirements that may be applicable if their securities were publicly traded. If privately placedsecurities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before beingresold, the Fund may be required to bear the expenses of registration. Certain of a Fund's investments in private placementsmay consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greaterrisks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limitedmanagement group. In making investments in such securities, a Fund may obtain access to material nonpublic information, whichmay restrict a Fund's ability to conduct portfolio transactions in such securities.

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AFund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144Aunder the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradablein their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adoptedby the Directors. The Directors have adopted guidelines and delegated to the Manager the daily function of determining andmonitoring liquidity of restricted securities. The Directors, however, will retain sufficient oversight and be ultimatelyresponsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restrictedsecurities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund's investmentsin these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to theextent that qualified institutional buyers become for a time uninterested in purchasing these securities.

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INITIAL PUBLIC OFFERING RISK. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market areaffected by the performance of the stock market overall. If initial public offerings are brought to the market, availabilitymay be limited and the Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it maynot be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved ininitial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

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INVESTMENT IN EMERGING MARKETS. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically,a country with an emerging capital market is any country that the International Bank for Reconstruction and Development (WorldBank), the International Finance Corporation, the United Nations or its authorities has determined to have a low or middleincome economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additionalrisks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existenttrading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securitiesof comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economicinstability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorablediplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possibleimposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicableto such investments, (iv) national policies that may limit a Fund's investment opportunities such as restrictions on investmentin issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legalstructures governing private and foreign investments and private property. In addition to withholding taxes on investmentincome, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent yearsthat have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurancethat these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments ofsuch nations have expropriated substantial amounts of private property, and most claims of the property owners have neverbeen fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible thata Fund could lose the entire value of its investments in the affected markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuersin more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standardsand

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requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets,reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earningsratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those ofmature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricingof the Fund's acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developedmarkets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody andregistration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exertedby the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could resultin ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems andmay have no successful claim for compensation.

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MONEY MARKET INSTRUMENTS.Certain Funds may invest in money market instruments. Money market instruments include cash equivalents and short-termobligations of U.S. banks, certificates of deposit, short-term obligations issued or guaranteed by the U.S. Government orits agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollarobligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and foreign branches, by foreignbanking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and othershort-term obligations of, and variable amount master demand notes, variable rate notes and funding agreements issued by,U.S. and foreign corporations.

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MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investingin fixed-income securities and in the real estate industry in general. These unique risks include the failure of a party tomeet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments onmortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest paymentsmade by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, likethat of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest ratesrise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepaymentwithout penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from suchsecurities and the average life of the securities are based on a number of factors, including the anticipated rate of prepaymentof the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quicklythan anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover,when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest thatis lower than the rate on the security that was prepaid.

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Mortgage-backedsecurities can be collateralized by either fixed-rate mortgages or adjustable rate mortgages. Fixed-rate mortgagesecurities are collateralized by fixed-rate mortgages and tend to have high prepayment rates when the level of prevailinginterest rates declines significantly below the interest rates on the mortgages. Thus, under those circumstances, the securitiesare generally less sensitive to interest rate movements than lower coupon fixed rate mortgages.

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Generally,adjustable rate mortgage securities (ARMs) have a specified maturity date and amortize principal over their life.In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepaymentof principal. However, the major difference between ARMs and fixed-rate mortgage securities (FRMs) is that the interest rateand the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified,published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the "margin,"to the index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage orto maximum and minimum changes to that interest rate during a given period.

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Theunderlying mortgages which collateralize the ARMs in which each Fund invests will frequently have caps and floors whichlimit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustmentinterval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changesin the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps mayresult in negative amortization.

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Tothe extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepaymentsmay result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled paymentsof principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of incomewhich, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepaymentsof the underlying

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mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectivelychange a security that was considered short or intermediate-term at the time of purchase into a long-term security. Sincelong-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities,maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios,a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmentalor agency guarantee.

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Mostmortgage-backed securities are issued by federal government agencies such as the Government National Mortgage Association("Ginnie Mae"), or by government sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac")or the Federal National Mortgage Association ("Fannie Mae"). Principal and interest payments on mortgage-backed securitiesissued by the federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal governmentand backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agenciesor government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agencyor enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very littlecredit risk, but may be subject to substantial interest rate risks. Private mortgage-back securities are issued by privatecorporations rather than government agencies and are subject to credit risk and interest rate risk.

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WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase orsell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or saleof securities by a Fund at an established price with payment and delivery taking place in the future.A Fund enters into thesetransactions to obtain what is considered an advantageous price tothe Fund at the time of entering into the transaction. NoFund has established any limit on the percentage of its assets that may be committed in connection with these transactions.When a Fund purchases securities in these transactions,the Fund segregates liquid securities in an amount equal to the amountof its purchase commitments.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased orsold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date maybe more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in thesetransactions and may not benefit from an appreciation in the value of the security during the commitment period.

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U.S. GOVERNMENT SECURITIES. Certain Funds may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instrumentsissued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guaranteesdo not extend to the yield or value of the securities or a Fund's shares. Not all U.S. Government securities are backed bythe full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

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U.S.Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instrumentsare direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States.They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Governmentguarantees do not extend to the yield or value of the securities or a Fund's shares.

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Securitiesissued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which areguaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States.Obligations of GNMA, the Farmers Home Administration and the Small Business Administration are backed by the full faith andcredit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Fundmust look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to asserta claim against the United States if the agency or instrumentality does not meet its commitments.

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CertainFunds may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of suchobligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take theform of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3)book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencingthe component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receiptsevidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typicallyan investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bankor trust company pursuant to a custody agreement with the third party. A Fund may also invest in custodial receipts held bya third party that are not U.S. Government securities.

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REPURCHASE AGREEMENTS. A Fund may invest in securities pursuant to repurchase agreements. A Fund will enter into repurchase agreements only withparties meeting creditworthiness standards as set forth in the Fund's repurchase agreement procedures.

Under such agreements, the other party agrees, upon entering into the contract with a Fund, to repurchase the security ata mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement.This results in a fixed rate of return insulated from market fluctuations during such period, although such return may beaffected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do notreflect accrued interest on the underlying obligation. Such agreements usually cover short periods, such as under one week.Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securitiestransferred to the purchaser.

In the case of a repurchase agreement, as a purchaser, a Fund will require all repurchase agreements to be fully collateralizedat all times by cash or other liquid assets in an amount at least equal to the resale price. The seller is required to provideadditional collateral if the market value of the securities falls below the repurchase price at any time during the term ofthe repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralizedloan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to paythe repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with dispositionof the collateral.

A Fund may participate in a joint repurchase agreement account with other investment companies managed by PI pursuant toan order of the Commission. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of suchinvestment companies and invested in one or more repurchase agreements. Each Fund participates in the income earned or accruedin the joint account based on the percentage of its investment.

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REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.Certain Funds may enter into reverse repurchase agreements.A reverse repurchase agreement involves the sale of a portfolio-eligiblesecurity by a Fund, coupled with its agreement to repurchase the instrument at a specified item and price.See "RepurchaseAgreements."

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CertainFunds may enter into dollar rolls. In a dollar roll, a Fund sells securities for delivery in the current month andsimultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future datefrom the same party. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensatedby the difference between the current sale price and the forward price for the future purchase (often referred to as the drop)as well as by the interest earned on the cash proceeds of the initial sale. The Fund will establish a segregated account inwhich it will maintain cash or other liquid assets, marked to market daily, having a value equal to its obligations in respectof dollar rolls.

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Dollarrolls involve the risk that the market value of the securities retained by the Fund may decline below the price ofthe securities, the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securitiesunder a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restrictedpending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchasethe securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.

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RISK FACTORS IN DERIVATIVES. Derivatives are volatile and involve significant risks, including:

Credit Risk —the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to a Fund.

Currency Risk —the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms)of an investment.

Leverage Risk— the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amountof investments) that relatively small market movements may result in large changes in the value of an investment. Certaininvestments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk— the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at theprice that the seller believes the security is currently worth.

The use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less thanthe value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movementsin the value of the hedged instruments.

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Prudential Institutional Liquidity Portfolio, Inc. 12

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A Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market forsuch instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteriaset forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, therecan be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund willotherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position ina Derivative without incurring substantial losses, if at all.

Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage riskand may expose a Fund to potential losses, which exceed the amount originally invested by the Fund. When a Fund engages insuch a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at leastequal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of theCommission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to thetransaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidityrisk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptableprice. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments.A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchasedcontains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates theFund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer isavailable, in which case that dealer's quotation may be used.

Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do notrequire payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateralwith its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligationsby engaging in transactions in Derivatives traded in OTC markets only with financial institutions that appear to have substantialcapital or that have provided the Fund with a third-party guaranty or other credit enhancement.

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INVESTMENT RESTRICTIONS

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Thefollowing restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approvalof the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities,"when used in this SAI, means the lesser of (1) 67% of the voting shares represented at a meeting at which more than 50% ofthe outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding votingshares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such mattersshall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securitiesof the Fund votes for the approval of such matters as provided above.

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Thefollowing investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

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1.The Fund may not: Issue senior securities or borrow money or pledge its assets, except as permitted by the Investment CompanyAct of 1940, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to theextent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations(collectively, the "1940 Act Laws, Interpretations and Exemptions"). For purposes of this restriction, the purchase or saleof securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivativeand hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactionssimilar to any of the foregoing, and collateral arrangements with respect thereto, and obligations of the Fund to Directorspursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

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2.The Fund may not: Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified companywithin the meaning of the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, as each maybe amended from time to time, except to the extent that the Fund may be permitted to do so by the 1940 Act Laws, Interpretationsand Exemptions.

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3.The Fund may not: Purchase any security if as a result 25% or more of the Fund's total assets would be invested in thesecurities of issuers having their principal business activities in the same industry, except for temporary defensive purposes,and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies orinstrumentalities.

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4.The Fund may not: Buy or sell real estate, except that investment in securities of issuers that invest in real estate andinvestments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interestsin real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities,including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until thatreal estate can be liquidated in an orderly manner.

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5.The Fund may not: Act as underwriter except to the extent that, in connection with the disposition of portfolio securities,it may be deemed to be an underwriter under certain federal securities laws.

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6.The Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participationsor similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures,other debt securities or instruments, or participations or other interests therein and investments in government obligations,commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not beconsidered the making of a loan, and is permitted if consistent with the Fund's investment objective.

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7.The Fund may not: Buy or sell physical commodities or contracts involving physical commodities. The Fund may purchase andsell (i) derivative, hedging and similar instruments such as financial futures and options thereon, and (ii) securities orinstruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currencyexchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce securityinterests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund'sownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.

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Wheneverany fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, itis intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resultingfrom changing total or net asset values will not be considered a violation of such policy. However, in the event that theFund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings,as required by applicable law.

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Thefollowing are non-fundamental policies of the Fund, meaning that the policies may be changed with the approval of theBoard and without shareholder approval:

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1.The Fund may not: Make investments for the purpose of exercising control or management.

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2.The Fund may not: Invest in securities of other investment companies, except by purchases in the open market involvingonly customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the timeof investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

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3.The Fund may not: Purchase common stock or other voting securities, preferred stock, warrants or other equity securities,except as may be permitted by restriction number 2 relating to investing in securities of other registered investment companies.

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Inaddition, the Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policyof investing at least 80% of its investable assets in the type of investment suggested by its name.

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INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

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Information about Fund Directors/Trustees (referred to herein as "Board Members") and Fund Officers is set forth below.Board Members who are not deemed to be "interested persons," as defined in the Investment Company Act of 1940, as amended(1940 Act) are referred to as "Independent Board Members."Board Members who are deemed to be "interested persons" are referredto as "Interested Board Members."The Board Members are responsible for the overall supervision of the operations of theFund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

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Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen (1)	Principal Occupation(s) During Past Five Years	Other Directorships Held
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Prudential Institutional Liquidity Portfolio, Inc. 14

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Linda W. Bynoe (55) Board Member Portfolios Overseen: 59	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.	Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).
David E.A. Carson (73) Board Member Portfolios Overseen: 62	Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People's Bank (1987 – 2000).	None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 60	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).
Douglas H. McCorkindale (68) Board Member Portfolios Overseen: 59	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media)	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Richard A. Redeker (64) Board Member Portfolios Overseen: 60	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999)	None.
Robin B. Smith (68) Board Member & Independent Chair Portfolios Overseen: 60	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (1992-2006).
Stephen G. Stoneburn (64) Board Member Portfolios Overseen: 60	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).	None.
Clay T. Whitehead (69) Board Member Portfolios Overseen: 60	President (since 1983) of YCO (new business development firm).	None.
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Interested Board Members
Judy A. Rice (60) Board Member & President Portfolios Overseen: 59	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.
Robert F. Gunia (61) Board Member & Vice President Portfolios Overseen: 146	Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.	Vice President and Director (since May 1989), Treasurer (since 1999) of The Asia Pacific Fund, Inc.; and Vice President (since January 2007) of The Greater China Fund, Inc.
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1The year that each Board Member joined the Fund's Board is as follows:
Linda W. Bynoe, 2005; David E.A. Carson, 2003; Robert E. La Blanc, 1996; Douglas H. McCorkindale, 2003; Richard A. Redeker, 2003; Robin B. Smith, 1987; Stephen G. Stoneburn, 1996; Clay T. Whitehead, 1999; Judy A. Rice, Board Member since 2000 and President since 2003; Robert F. Gunia, Board Member since 1996 and Vice President since 1999.

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Fund Officers (a), (1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (55) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (50) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (49) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
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Claudia DiGiacomo (33) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (45) Assistant Secretary	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).
Timothy J. Knierim (49) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (49) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Noreen M. Fierro (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.
Grace C. Torres (48) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (44) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (49) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
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(a)Excludes interested Board Members who also serve as President or Vice President.
(1)The year that each individual became a Fund officer is as follows:
Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1997; M. Sadiq Peshimam, 2006; Valerie M. Simpson, 2007; Noreen M. Fierro, 2006; Peter Parrella, 2007.

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Explanatory Notes to Tables:

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  Board Members are deemed to be "Interested," as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

  Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

  There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

  "Portfolios Overseen" includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential's Gibraltar Fund, Inc. and the Advanced Series Trust.

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Compensation of Board Members and Officers. Pursuant to a Management Agreement with each Fund, the Manager pays all compensation of Officers and employees of the Fundas well as the fees and expenses of all Interested Board Members.

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EachFund pays each of its Independent Board Members annual compensation in addition to certain out-of-pocket expenses. IndependentBoard Members who serve on Board Committees may receive additional compensation. The amount of annual compensation paid toeach Independent Board Member may change as a result of the introduction of additional funds on whose Boards the Board Membermay be asked to serve.

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IndependentBoard Members may defer receipt of their fees pursuant to a deferred fee agreement with each Fund. Under the termsof the agreement, a Fund accrues deferred Board Members' fees daily which, in turn, accrue interest at a rate equivalent tothe prevailing rate of 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, at the daily rate of returnof any JennisonDryden or Strategic Partners mutual fund chosen by the Board Member. Payment of the interest so accrued isalso deferred and becomes payable at the option of the Board Member. A Fund's obligation to make payments of deferred BoardMembers' fees, together with interest thereon, is a general obligation of the Fund.No Fund has a retirement or pension planfor its Board Members.

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Thefollowing table sets forth the aggregate compensation paid by the indicated Fund for themost recently completed fiscalyear to the Independent Board Members for service on the Fund Board, and the Board of any other investment company in theFund Complex for the most recently completed calendar year.Board Members and officers who are "interested persons" of theFund (as defined in the 1940 Act) do not receive compensation from the Fund Complex and therefore are not shown in the followingtable.

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Prudential Institutional Liquidity Portfolio, Inc. 16

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Compensation Received by Independent Board Members
Name***	Aggregate Fiscal Year Compensation from Fund	Pension or Retirement Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year
Linda W. Bynoe**	$6,660	None	None	$180,000(33/59)*
David E.A. Carson	$6,370	None	None	$192,000(37/63)*
Robert E. La Blanc	$5,910	None	None	$174,000(35/61)*
Douglas H. McCorkindale**	$6,060	None	None	$173,000(33/59)*
Richard A. Redeker	$6,560	None	None	$234,000(34/60)*
Robin B. Smith**	$7,140	None	None	$194,000(35/61)*
Stephen G. Stoneburn**	$6,080	None	None	$180,000(35/61)*
Clay T. Whitehead	$6,050	None	None	$179,000(35/61)*
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Explanatory Notes to Board Member Compensation Table

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*Showsnumber of funds/portfolios in existence as of the most recently completed calendar year, excluding funds that havemerged into another fund or liquidated during the year.
**Although the last column shows the total amount paid to Board Members from the PI-managed funds during the most recentlycompleted calendar year, such compensation was deferred at the request of certain Board Members, in total, or in part, underthe Funds' deferred fee agreement. The earnings in 2007 on amounts deferred through the end of the most recently completedcalendar year amounted to $38,576, $205,386, $49,202 and $431,766 for Ms. Bynoe, and Messrs. McCorkindale and Stoneburn andMs. Smith, respectively.
***Board Members and officers who are "interested persons" of the Fund (as defined in the 1940 Act) do not receive compensationfrom the Fund and therefore are not shown in the compensation table.

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Board Committees. The Board of Directors (the Board) has established three standing committees in connection with governance of each Fund—Audit,Nominating and Governance, and Investment. Information on the membership of each standing committee and its functions is setforth below.

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AuditCommittee. The Audit Committee consists of Messrs. Carson (Chair), Stoneburn and Whitehead and Ms. Smith. The Boardhas determined that each member of the Audit Committee is not an "interested person" as defined in the 1940 Act. The responsibilitiesof the Audit Committee are to assist the Board in overseeing the Funds' independent registered public accounting firm, accountingpolicies and procedures, and other areas relating to the Funds' auditing processes. The Audit Committee is responsible forpre-approving all audit services and any permitted non-audit services to be provided by the independent registered publicaccounting firm directly to the Fund. The Audit Committee is also responsible for pre-approving permitted non-audit servicesto be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationshipwith the Manager that provides ongoing services to the Fund, provided that the engagement of the independent registered publicaccounting firm relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee'sresponsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internalcontrol and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordancewith the standards of the Public Company Accounting Oversight Board (United States). The number of Audit Committee meetingsheld during the indicated Fund(s') most recently completed fiscal year is set forth in the table below.

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Nominatingand Governance Committee. The Nominating and Governance Committee of the Board is responsible for nominating Directorsand making recommendations to the Board concerning Board composition, committee structure and governance, director education,and governance practices. The members of the Nominating and Governance Committee are Mr. La Blanc (Chair), Mr. Carson andMs. Smith. The Board has determined that each member of the Nominating and Governance Committee is not an "interested person"as defined in the 1940 Act. The number of Nominating and Governance Committee meetings held during the indicated Fund(s')most recently completed fiscal year is set forth in the table below. The Nominating and Governance Committee Charter is availableon the Fund's website at www.jennisondryden.com.

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JennisonDrydenand Strategic Partners Investment Committees. In September 2005, the Board of each Fund in the Prudential retailmutual funds complex formed joint committees to review the performance of each Fund in the fund complex. The JennisonDrydenInvestment Committee reviews the performance of each Fund whose subadvisers are affiliates of the Manager, while the StrategicPartners Investment Committee reviews the performance of funds whose subadvisers are not affiliates of the Manager. Each Committeemeets at least five times per year and reports the results of its review to the full Board of each Fund at each regularlyscheduled Board meeting. Every Independent Director sits on one of the two Committees. The JennisonDryden Investment Committeeconsists of Mses. Bynoe (Chair) and Rice and Messrs. Carson, Stoneburn and Whitehead. The Strategic Partners Investment Committeeconsists of Messrs. La Blanc, Gunia, McCorkindale (Chair) and Redeker and Ms. Smith.

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Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering director nominees for Directors at such times asit considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by businessand personal contacts of current Board members, and by executive search firms which the Committee may engage from time totime and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific,minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committeeconsiders, among other things, an individual's background, skills, and experience; whether the individual is an "interestedperson" as defined in the 1940 Act; and whether the individual would be deemed an "audit committee financial expert" withinthe meaning of applicable Security and Exchange Commission (the Commission) rules. The Nominating and Governance Committeealso considers whether the individual's background, skills, and experience will complement the background, skills, and experienceof other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominatingand Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

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Ashareholder who wishes to recommend a director for nomination should submit his or her recommendation in writing to theChair of the Board (Robin B. Smith) or the Chair of the Nominating and Governance Committee (Robert E. La Blanc), in eithercase in care of the specified Fund(s), at Gateway Center Three, 100 Mulberry Street, 4th Floor, Newark, New Jersey 07102-4077.At a minimum, the recommendation should include: the name, address, and business, educational, and/or other pertinent backgroundof the person being recommended; a statement concerning whether the person is an "interested person" as defined in the 1940Act; any other information that the Fund would be required to include in a proxy statement concerning the person if he orshe was nominated; and the name and address of the person submitting the recommendation, together with the number of Fundshares held by such person and the period for which the shares have been held. The recommendation also can include any additionalinformation which the person submitting it believes would assist the Nominating and Governance Committee in evaluating therecommendation.

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Shareholdersshould note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of eachFund's investment adviser) would be deemed an "interested person" under the 1940 Act. In addition, certain other relationshipswith Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counselmay cause a person to be deemed an "interested person." Before the Nominating and Governance Committee decides to nominatean individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition,the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which mustbe disclosed under the Securities and Exchange Commission and stock exchange rules and to determine whether the individualis subject to any statutory disqualification from serving on the board of a registered investm company.

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Board Committee Meetings (for most recently completed fiscal year)
Fund Name	Audit Committee	Nominating & Governance Committee	JennisonDryden Investment Committee
Prudential Institutional Liquidity Portfolio, Inc.	4	4	4
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Share Ownership. Information relating to each Board Member's Fund share ownership and in all registered funds in the PI-advised funds thatare overseen by the respective Board Member as of the most recently completed calendar year is set forth in the chart below.

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Prudential Institutional Liquidity Portfolio, Inc. 18

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Board Member Share Ownership: Independent Board Members
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex
Lynda W. Bynoe	None	Over $100,000
David E.A. Carson	None	Over $100,000
Robert E. La Blanc	None	Over $100,000
Douglas H. McCorkindale	None	Over $100,000
Richard A. Redeker	None	Over $100,000
Robin B. Smith	None	Over $100,000
Stephen G. Stoneburn	None	Over $100,000
Clay T. Whitehead	None	Over $100,000
Board Member Share Ownership: Interested Board Members
Robert F. Gunia	None	Over $100,000
Judy A. Rice	Over $100,000	Over $100,000
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None of the Independent Board Members, or any member of his/her immediate family, owned beneficially or of record any securitiesin an investment adviser or principal underwriter of the Fund(s) or a person (other than a registered investment company)directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriterof the Fund(s) as of the most recently completed calendar year.

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Shareholder Communications with Board Members.Shareholders can communicate directly with Board Members by writing to the Chair of the Board, c/o the Fund, Gateway CenterThree, 100 Mulberry Street, 4th Floor, Newark, New Jersey 07102-4077. Shareholders can communicate directly with an individualBoard Member by writing to that Board Member, c/o the Fund, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey07102-4077. Such communications to the Board or individual Board Members are not screened before being delivered to the addressee.

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MANAGEMENT & ADVISORY ARRANGEMENTS

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Manager.The Manager of the/each Fund is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street,Newark, NJ 07102. PI serves as manager to all of the other investment companies that, together with the Fund(s), comprisethe JennisonDryden and Strategic Partners mutual funds. See "How the Fund is Managed—Manager" in the Prospectus. As of April30, 2008, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, andas administrator to closed-end investment companies, with aggregate assets of approximately $115.7 billion.

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PIis a wholly-owned subsidiary of PIFM Holdco LLC, which is a wholly-owned subsidiary of Prudential Asset Management HoldingCompany LLC, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund ServicesLLC (PMFS or the Transfer Agent), an affiliate of PI, serves as the transfer agent and dividend distribution agent for theJennisonDryden and Strategic Partners mutual funds and, in addition, provides customer service, record keeping and managementand administrative services to qualified plans.

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Pursuantto a Management Agreement with the Fund(s) (the Management Agreement), PI, subject to the supervision of the Fund(s')Board and in conformity with the stated policies of the Fund(s), manages both the investment operations of each Fund and thecomposition of the Fund(s') portfolio, including the purchase, retention, disposition and loan of securities and other assets.In connection therewith, PI is obligated to keep certain books and records of each Fund. PI is authorized to enter into subadvisoryagreements for investment advisory services in connection with the management of each Fund. PI will continue to have responsibilityfor all investment advisory services performed pursuant to any such subadvisory agreements. PI will review the performanceof the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisersand the renewal of contracts. PI also administers each Fund's corporate affairs and, in connection therewith, furnishes eachFund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnishedby each Fund's custodian (the Custodian) and PMFS. The management services of PI to each Fund are not exclusive under theterms of the Management Agreement and PI is free to, and does, render management services to others.

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PImay from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expensesof a Fund. Fee waivers and subsidies will increase a Fund's total return.These voluntary waivers may be terminated at anytime without notice.

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Inconnection with its management of the corporate affairs of each Fund, PI bears the following expenses:

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  the salaries and expenses of all of its and each Fund's personnel except the fees and expenses of Independent Board Members;

  all expenses incurred by the Manager or a Fund in connection with managing the ordinary course of a Fund's business, other than those assumed by a Fund as described below; and

  the fees, costs and expenses payable to any investment subadviser(s) pursuant to a Subadvisory Agreement(s) between PI and such investment subadviser(s).

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Underthe terms of the Management Agreement, each Fund is responsible for the payment of the following expenses:

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  the fees and expenses incurred by the Fund in connection with the management of the investment and reinvestment of the Fund's assets payable to the Manager;

  the fees and expenses of Independent Board Members;

  the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares;

  the charges and expenses of the Fund's legal counsel and independent auditors;

  brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities (and futures, if applicable) transactions;

  all taxes and corporate fees payable by the Fund to governmental agencies;

  the fees of any trade associations of which the Fund may be a member;

  the cost of share certificates representing, and/or non-negotiable share deposit receipts evidencing, shares of the Fund;

  the cost of fidelity, directors and officers and errors and omissions insurance;

  the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission and paying notice filing fees under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes;

  allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports and notices to shareholders; and

  litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and distribution and service (12b-1) fees.

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TheManagement Agreement provides that PI will not be liable for any error of judgment by PI or for any loss suffered by aFund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciaryduty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to theperiod and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faithor gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automaticallyif assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either PI or a Fund by the Boardor vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 60days nor less than 30 days written notice. The Management Agreement will continue in effect for a period more than twoyears from the date of execution only so long as such continuance is specifically approved at least annually in accordancewith the requirements of the 1940 Act.

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Feespayable under the Management Agreement are computed daily and paid monthly. The table below sets forth the applicablefee rate and the management fees received by PI from the indicated Fund(s) for the indicated fiscal years.

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Management Fees Paid by the Fund
Fund Name	Fee Rate	2008	2007	2006
Prudential Institutional Liquidity Portfolio, Inc.	.20 of 1% of the Fund's average daily net assets	$3,062,231	$2,583,918	$2,176,406
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Notes to Management Fee Table:

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° For the period ending July 31, 2009, the Manager of the Fund has contractually agreed to waive a portion of its fee in theamount of .05 of 1% of the Fund's average daily net assets, and the Manager has contractually agreed to reimburse the Fundfor operating expenses, exclusive of taxes, interest, brokerage, commissions, distribution and service (12b-1) fees and non-routine expenses, in excess of .15 of 1% of the Fund's average daily net assets.

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Subadviser(s).PI has entered into a Subadvisory Agreement with the investment subadviser (Subadviser(s)) named in the table below. TheSubadvisory Agreement(s) provides that the Subadviser(s) will furnish investment advisory services in connection with themanagement of each Fund. In connection therewith, the Subadviser(s) is obligated to keep certain books and records of theFund. Under the Subadvisory Agreement(s), the Subadviser(s), subject to the supervision of PI, is responsible for managingthe assets of a Fund in accordance with the Fund's investment objectives, investment program and policies. The Subadviser(s)determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining andevaluating financial data relevant to the Fund. PI continues to have responsibility for all investment advisory services pursuantto the Management Agreement and supervises the Subadviser's performance of such services.

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Prudential Institutional Liquidity Portfolio, Inc. 20

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TheSubadvisory Agreement(s) provide that it will terminate in the event of its assignment (as defined in the 1940 Act) orupon the termination of the Management Agreement.The Subadvisory Agreement(s) may be terminated by a Fund, PI, or the Subadviser(s)upon not more than 60 days', nor less than 30 days', written notice.The Subadvisory Agreement provides that it will continuein effect for a period of not more than two years from its execution only so long as such continuance is specifically approvedat least annually in accordance with the requirements of the 1940 Act.

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Thetable below sets forth the applicable fee rate(s) and the subadvisory fees received by the Subadviser(s) from PI for theindicated fiscal years:

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21

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Subadvisory Fees Paid by PI
Fund Name & Subadviser	Fee Rate	2008	2007	2006
Prudential Institutional Liquidity Portfolio, Inc. Prudential Investment Management, Inc. (PIM)	.055 of 1% of the Fund's Class A average daily net assets & .045 of 1% of the Fund's Class I average daily net assets. (Note: the contractual subadvisory fee rate is 0.10 of 1% of the Fund's average daily net assets. PIM has voluntarily agreed to receive the fee rates set forth above)	$1,023,236	$848,634	$685,223
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OTHER SERVICE PROVIDERS

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Custodian.The Bank of New York Mellon Corp. (BNY), One Wall Street, New York, New York 10286,serves as Custodian for the Fund(s')portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant toan agreement with each Fund.Subcustodians provide custodial services for any foreign assets held outside the United States.

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Transfer Agent.Prudential Mutual Fund Services LLC (PMFS), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, servesas the transfer and dividend disbursing agent of the/each Fund.PMFS is an affiliate of PI.PMFS provides customary transferagency services to each Fund, including the handling of shareholder communications, the processing of shareholder transactions,the maintenance of shareholder account records, the payment of dividends and distributions, and related functions.For theseservices, PMFS receives compensation from the Funds and is reimbursed for its sub-transfer agent expenses which include anannual fee per shareholder account, a monthly inactive account fee per shareholder account and its out-of-pocket expenses;including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

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TheBoard appointed PFPC Inc. (PFPC) as sub-transfer agent to the Fund. PMFS has contracted with PFPC Inc., 301 Bellevue Parkway,Wilmington, Delaware 19809, to provide certain administrative functions to the Transfer Agent. PMFS will compensate PFPC Inc.for such services.

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Forthe most recently completed fiscal year, the Fund(s) incurred the following approximate fees for services provided byPMFS:

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Fees Paid to PMFS
Fund Name	Amount
Prudential Institutional Liquidity Portfolio, Inc.	$268,000
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Independent Registered Public Accounting Firm.KPMG LLP, 345 Park Avenue, New York, New York 10154, served as the independent registered public accounting firm for thefiscal years ended March 31, 2008, 2007, 2006, 2005 and 2004, and in that capacity will audit the annual financial statementsfor the next fiscal year.

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INFORMATION ON SALES CHARGES & DISTRIBUTION-RELATED EXPENSES

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Distributor. Prudential Investment Management Services LLC (the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, NewJersey 07102-4077, acts as the distributor of the shares of the Fund. The Distributor is a subsidiary of Prudential.

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Pursuantto the Class A Distribution and Service Plan (the Class A Plan) adopted pursuant to Rule 12b-1 under the 1940 Actand a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the Fund'sClass A shares. The Distributor also incurs the expenses of distributing the Fund's Class I shares under the DistributionAgreement, none of which are reimbursed or paid for by a Fund.

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Theexpenses incurred under the Class A Plan includes commissions and account servicing fees paid to, or on account of brokersor financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printingand mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the saleof Fund shares, including lease, utility, communications and sales promotion expenses.

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Underthe Class A Plan, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation forits distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expensesexceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor'sexpenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

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Prudential Institutional Liquidity Portfolio, Inc. 22

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Thedistribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in considerationfor the distribution, marketing, administrative and other services and activities provided by brokers with respect to thepromotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.

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TheClass A Plan continues in effect from year to year, provided that each such continuance is approved at least annuallyby a vote of the Board, including a majority vote of the Directors who are not interested persons of the Fund and who haveno direct or indirect financial interest in the Plan or in any agreement related to the Plan (the Rule 12b-1 Directors), castin person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, withoutpenalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstandingshares of the applicable class of the Fund on not more than 30 days' written notice to any other party to the Plan. The ClassA Plan may not be amended to increase materially the amounts to be spent for the services described therein without approvalby the shareholders of the applicable class, and all material amendments are required to be approve by the Board in the mannerdescribed above. The Plan will automatically terminate in the event of its assignment. The Fund will not be contractuallyobligated to pay expenses incurred under the Plan if it is terminated or not continued.

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Pursuantto the Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalfof the Fund's Class A shares by the Distributor. The report will include an itemization of the distribution expenses and thepurposes of such expenditures. In addition, as long as the Class A Plan remains in effect, the selection and nomination ofRule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.

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Pursuantto the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicablelaw against certain liabilities under federal securities laws.

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Inaddition to distribution and service fees paid by the Fund under the Class A Plan, the Manager (or one of its affiliates)may make payments out of its own resources to dealers and other persons which distribute shares of a Fund (including ClassI shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

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Class A Sales Charge and Distribution Expense Information. Under the Class A Plan, a Fund may pay the Distributor for its distribution-related activities with respect to Class A sharesat an annual rate of .120 of 1% of the average daily net assets of the Class A shares. The Class A Plan provides that (1)up to.120 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or themaintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of .120 of 1%)may not exceed .120 of 1% of the average daily net assets of the Class A shares.The Prospectus discusses any contractualor voluntary fee waivers that may be in effect.

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Forthe most recently completed fiscal year, the Distributor received payments under the Class A Plan.These amounts wereexpended primarily for payments of account servicing fees to financial advisers and other persons who sell Class A shares.For the most recently completed fiscal year, the Distributor also receivedinitial sales charges attributable to Class Ashares.The amounts received by the Distributor are detailed in the table below.

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Payments Received by the Distributor
Prudential Institutional Liquidity Portfolio, Inc.	Amount Received
Payments Under the Class A Plan	$522,834
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Notes to Distributor Fee Table:

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° For the period ending July 31, 2009, the Distributor of the Fund has contractually agreed to waive a portion of its fee in the amount of .07% of the average daily net assets of Class A shares.

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Fee Waivers and Subsidies. PI may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expensesof the Fund. In addition, the Distributor may from time to time waive a portion of its distribution and service (12b-1) feesas described in the Prospectus. Fee waivers and subsidies will increase a Fund's total return.

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Payments to Financial Services Firms. As described in the Prospectus, the Manager, Distributor or their affiliates have entered into revenue sharing or othersimilar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangementsare intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing supportactivities in connection with the sale of Fund shares.

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Thelist below includes the names of the firms (or their affiliated broker/dealers) that received from the Distributor revenuesharing payments of more than $10,000 in calendar year 2007 for marketing and product support of the Fund and other JennisonDrydenand/or Strategic Partners funds as described above.

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23

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ACSHR Solutions (formerly Mellon HR Solutions)
Alerus Retirement Solutions (formerly Acclaim Benefits-Retirement Services, Stanton Group)
Associated Securities Corp.
BISYS Retirement Services, Inc.
Citigroup Global Markets, Inc. (Smith Barney)
CitiStreet LLC
ExpertPlan, Inc.
Fidelity Investments Institutional Operations Company, Inc. (Fidelity Management Trust Co.)
FINANCIAL NETWORK INVESTMENT CORPORATION
GWFS Equities, Inc.
ING FINANCIAL PARTNERS, INC
J.P. Morgan Retirement Plan Services
John Hancock Life Insurance Company (formerly The Manufacturers Life Insurance Company U.S.A.)
Linsco/Private Ledger Corp. (LPL Financial Services)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Mid Atlantic Capital Corp. (SunGard Institutional Brokerage Inc.)
Morgan Stanley DW Inc.
MSCS Financial Services LLC
MULTI-FINANCIAL SECURITIES CORPORATION
Mutual Services Corp.
Nationwide Financial Services, Inc.
Newport Retirement Plan Services, Inc. (formerly Ceridian Retirement Plan Services)
NYLIFE Distributors LLC
PRIMEVEST FINANCIAL SERVICES INC.
Princeton Retirement Group, Inc.
Principal Life Insurance Company
Pruco Securities LLC
Raymond James Financial Services, Inc.
T. Rowe Price Retirement Plan Services, Inc.
The Vanguard Group, Inc.
TruSource, a division of Union Bank of California NA
UBS Financial Services, Inc.
Wachovia Bank, N.A.
Wachovia Securities LLC

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PORTFOLIO TRANSACTIONS & BROKERAGE

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EachFund has adopted a policy pursuant to which the Fund and its Manager, Subadviser(s) and principal underwriter are prohibitedfrom directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactionsto that broker. Each Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy.The policy permits a Fund, the Manager and the Subadviser(s) to use selling brokers to execute transactions in portfolio securitiesso long as the selection of such selling brokers is the result of a decision that executing such transactions is in the bestinterest of a Fund and is not influenced by considerations about the sale of Fund shares.

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TheManager is responsible for decisions to buy and sell securities, futures contracts and options on such securities andfutures for each Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and thenegotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokeragecommissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchaseand sale of underlying securities upon the exercise of options. On a foreign securities exchange, commissions may be fixed.For purposes of this section, the term "Manager" includes the Subadviser. Orders may be directed to any broker or futurescommission merchant including, to the extent and in the manner permitted by applicable laws, Wachovia Securities and its affiliates,Prudential Equity Group LLC ("Prudential Equity") and its affiliates or one of the investmen adviser's affiliates (an affiliatedbroker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiationbetween the Manager and the broker or futures commission merchant.

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Inthe over-the-counter market (OTC), securities are generally traded on a "net" basis with dealers acting as principal fortheir own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.In underwrittenofferings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter,generally referred

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Prudential Institutional Liquidity Portfolio, Inc. 24

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to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agencysecurities may be purchased directly from the issuer, in which case no commissions or discounts are paid. Each Fund will notdeal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance withthe rules of the Commission. Thus, it will not deal in the OTC market with Wachovia Securities or Prudential Equity actingas market maker, and it will not execute a negotiated trade with an affiliated broker if execution involves Wachovia Securitiesor Prudential Equity acting as principal with respect to any part of the Fund's order.

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Inplacing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possiblecombination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commissionthat provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Managermay consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge ofnegotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction;the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particulartransaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of researchand research related services provided through such firms; the Manager's knowledge of th financial stability of the firms;the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that wouldbe contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of thatwhich another firm might have charged for effecting the same transaction.

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Whenthe Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken intoconsideration are whether that firm has furnished research and research-related products and/or services, such as researchreports, research compilations, statistical and economic data, computer databases, quotation equipment and services, research-orientedcomputer software and services, reports concerning the performance of accounts, valuations of securities, investment relatedperiodicals, investment seminars and other economic services and consultations. Such services are used in connection withsome or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactionsfor one investment account, may be used in managing other accounts, and not all of these services may be used in connectionwith the Fund. The Manager maintains an internal allocation procedure to identify those firms who have provided it with researchand research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissionsto them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and itsother clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of thetype of service provided and the price and execution of the related portfolio transactions.

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Whenthe Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, includingPrudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorableprice or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as theexpenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistentwith its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewedperiodically by the Fund's Board of Directors. Portfolio securities may not be purchased from any underwriting or sellingsyndicate of which Wachovia Securities or any affiliate, during the existence of the syndicate, is a principal underwriter(as defined in the 1940 Act), except in accordance with rules of the Commission. This limitati in the opinion of the Fund,will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in othercircumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectivesbut not subject to such limitations.

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Subjectto the above considerations, Wachovia Securities and Prudential Equity may act as a broker or futures commission merchantfor the Fund. In order for an affiliate of the investment adviser or Wachovia Securities (or an affiliate) to effect any portfoliotransactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonableand fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactionsinvolving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable periodof time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expectedto be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Directors of the Fund,including a majority of the Independent Directors, have adopted procedures which are reasonably designed to provide that anycommissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoingstandard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, Wachovia Securities and PrudentialEquity may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fundhas expressly authorized the retention of such compensation. Wachovia Securities must furnish to the Fund at least annuallya statement setting forth the total amount of all compensation retained by Wachovia Securities and Prudential Equity fromtransactions effected for the Fund during the applicable

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period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed uponWachovia Securities and Prudential Equity by applicable law.Transactions in options by the Fund will be subject to limitationsestablished by each of the exchanges governing the maximum number of options which may be written or held by a single investoror group of investors acting in concert, regardless of whether the options are written or held on the same or different exchangesor are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fundmay write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager.An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain othersanctions.

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Thetable(s) below sets forth information concerning thepayment of commissions by the Fund, including the amount of suchcommissions paid to Wachovia Securities (or any affiliate) or Prudential Equity (or any affiliate) for the indicated fiscalperiods:

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Brokerage Commissions Paid by the Fund ($) (Fiscal years ended March 31)
Prudential Institutional Liquidity Portfolio, Inc.	2008	2007	2006
Total brokerage commissions paid by the Fund	None	None	None
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Ofthe total brokerage commissions paid by the Fund for the most recently completed fiscal year, none (0% of gross brokeragetransactions) was paid to firms which provided research, statistical or other services provided to the Manager on behalf ofthe Fund. The Manager has not separately identified a portion of such brokerage commissions as applicable to the provisionof such research, statistical or other services.

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TheFund(s) is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1of the 1940 Act) and their parents as of the most recently completed fiscal period.As of the most recently completed fiscalyear, the Fund(s) held the following securities of its regular brokers and dealers.

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Broker-Dealer Securities Holdings ($) (as of most recently completed fiscal year)
Prudential Institutional Liquidity Portfolio, Inc.	Equity or Debt	Amount
Citigroup Global Markets, Inc.	D	$107,579,040
JPMorgan Chase & Co.	D	$79,980,313
Morgan Stanley	D	$46,000,000
Banc of America Securities LLC	D	$40,853,591
Merrill Lynch & Co.	D	$39,972,902
Barclays Capital Inc.	D	$18,000,000
Deutsche Bank Securities, Inc.	D	$525,000
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ADDITIONAL INFORMATION

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Fund History.The Fund was organized as a corporation under the laws of Maryland on September 1, 1987.

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Description of Shares and Organization.Prudential Institutional Liquidity Portfolio, Inc. is authorized to issue 15 billion shares of common stock, $.001 parvalue per share divided into two series, Institutional Money Market Series (10 billion shares) and Liquid Assets Series (5billion shares). Only the Institutional Money Market Series is offered at this time, and is divided into two classes, designatedClass A and Class I common stock. Of the 10 billion authorized shares of common stock of the Institutional Money Market Series,5 billion shares consist of Class A shares and 5 billion shares consist of Class I shares.

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Eachclass represents an interest in the same assets of the Fund and is identical in all respects except that (1) Class Ashares are subject to distribution and/or service fees, (2) Class I shares are not subject to any distribution and/or servicefees, and (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangementand has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from theinterests of any other class. In accordance with the Fund's Articles of Incorporation, the Board may authorize the creationof additional series and classes within such series, with such preferences, privileges, limitations and voting and dividendrights as the Board may determine. The Board may increase or decrease the number of authorized shares without approval byshareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable an redeemable at the optionof the holder.

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TheFund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be requiredto hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholdersunder the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more ofthe Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

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Prudential Institutional Liquidity Portfolio, Inc. 26

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PRINCIPAL SHAREHOLDERS

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To the knowledge of the Fund, the following persons/entities owned beneficially or of record 5% or more of Fund shares asof the indicated date:

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Prinicipal Fund Shareholders (as of May 22, 2008)
Fund Name	Shareholder Name	Address	Share Class	No. of Shares / % of Class
Prudential Institutional Liquidity Portfolio, Inc.	Prudential Investment Management Services, LLC Attn: Michael McQuade	3 Gateway Center STE 10 Newark, NJ 07102	I	64,229,300.52/9.588%
	Pims Retirement Svcs Funding A/C Attn: Michael McQuade	100 Mulberry Street 14th Floor GC3 Newark, NJ 07102	I	38,774,182.24/5.770%

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As of the date of this Statement of Additional Information, the Board Members and Officers of the Fund, as a group, ownedless than 1% of the outstanding common stock or shares of beneficial interest, as applicable, of the Fund.

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FINANCIAL STATEMENTS

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The financial statements for Prudential Institutional Liquidity Portfolio, Inc. for the fiscal year ended March 31, 2008incorporated in this SAI by reference to the 2008 annual report to shareholders (File No. 811-05336), have been so incorporatedin reliance on the report of KPMG LLP, independent registered public accounting firm. You may obtain a copy of the annualreport at no charge by request to the Fund by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100Mulberry Street, Newark, New Jersey 07102-4077.

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PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

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Purchase of Shares. The Fund reserves the right to reject any initial or subsequent purchase order and the right to limit investments in the Fundsolely to existing or past shareholders of the Fund. Shares of the Fund may be purchased and redeemed by investors throughthe Distributor or directly through Prudential Mutual Fund Services LLC (PMFS).

Multiple Accounts. An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to actfor the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or theymay be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number withinthe master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholderswith a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under "Howto Buy and Sell Shares of the Fund—How to Buy Shares" are applicable to the aggregate amounts invested by a group, and notto the amount credited to each subaccount.

Reopening an Account. Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at anytime during the calendar year the account is closed, provided that the information on that application is still applicable.

Redemption in Kind. The Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolioof the Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board of Trustees.Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your sharesare redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has electedto be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash upto the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

Restrictions On Sale.The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensionsor postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (NYSE) isclosed other than customary weekend and holiday closings or (b) during which trading on NYSE is restricted; (2) for any periodduring which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonablypracticable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) forsuch other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC, by rules and regulations,determines the conditions under which (a) trading shall be deemed to be restricted and (b) an emergency is deemed to existwithin the meaning of clause (2) above.

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NET ASSET VALUE

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TheFund's NAV per share is determined by subtracting its liabilities from the value of its assets and dividing the remainderby the number of outstanding shares.

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TheFund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, theFund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchaseonly instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by theinvestment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality"in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Fund that is subjectto a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case ofa variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directorsalso has established procedures designed to stabilize, to the extent reasonably possibl the Fund's price per share as computedfor the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by theBoard, at such intervals as deemed appropriate, to determine whether the Fund's NAV calculated by using available market quotationsdeviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if suchdeviation exceeds 1 / 2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Boardof Directors determines that a deviation exists which may result in material dilution or other unfair results to investorsor existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including thesale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity,the withholding of dividends or the establishment of NAV per share by using available market quotations.

We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange

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Prudential Institutional Liquidity Portfolio, Inc. 28

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(NYSE) is open for trading, or in the event that the NYSE is closed, when the U.S. government bond market and U.S. FederalReserve Banks are open. The NYSE is closed on most national holidays and Good Friday. We may not determine the Fund's NAVon days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of theFund's portfolio do not materially affect its NAV.On days that the NYSE is closed but the U.S. government bond market andU.S. Federal Reserve Banks are open, your purchase order or redemption request must be received no later than the earlierof the time the U.S. government bond market (as recommended by the Bond Market Association) or the U.S. Federal Reserve Banksclose in order to receive the NAV for that day.

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SHAREHOLDER SERVICES

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Uponthe initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which arecord of the shares is maintained by the Transfer Agent. Share certificates are no longer be issued for shares of the Fund.The Fund makes available to its shareholders the following privileges and plans:

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Automatic Reinvestment of Dividends and/or Distributions. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional sharesof the Fund at NAV per share. An investor may direct the Transfer Agent in writing not less than five full business days priorto the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recentlypurchased shares for which registration instructions have not been received by the record date, cash payment will be madedirectly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any suchdividend or distribution at NAV by returning the check or the proceeds to the transfer agent within 30 days after the paymentdate. Such reinvestment will be made at the NAV per share next determined after receipt of the check or the proceeds by theTransfer Agent.Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.

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Exchange Privileges. Each Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of certainother JennisonDryden or Strategic Partners mutual funds, including one or more specified money market funds, subject in eachcase to the minimum investment requirements of such funds. Shares of such other JennisonDryden or Strategic Partners mutualfunds may also be exchanged for shares of a Fund. All exchanges are made on the basis of the relative NAV next determinedafter receipt of an order in proper form. An exchange will be treated as a redemption and purchase for federal income taxpurposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicablestate laws. For retirement and group plans having a limited menu of JennisonDryden or Strategic Partners mutual funds, theexchange privilege is available for those funds eligible for investment in the particular program.

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Itis contemplated that the exchange privilege may be applicable to new JennisonDryden or Strategic Partners mutual funds,the shares of which may be distributed by the Distributor.

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Inorder to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by writtennotice to the Transfer Agent and hold shares in non-certificated form. Thereafter, you may call the Fund at (800) 225-1852to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 a.m. and 6:00 p.m. NewYork time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be askedto provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neithera Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonablybelieved to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of thetwo funds next determined after the request is received in good order.

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Ifyou hold shares through a brokerage firm, you must exchange your shares by contacting your financial adviser.

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Ifyou hold share certificates, the certificates must be returned in order for the shares to be exchanged. See "Purchase,Redemption and Pricing of Fund Shares—Sale of Shares" above.

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Youmay also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, P.O. Box 9656, Providence, RI 02940.

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Inperiods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and youshould make exchanges by mail by writing to Prudential Mutual Fund Services LLC at the address noted above.

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ClassA shares:Shareholders of a Fund may exchange their Class A shares for Class A shares of certain other JennisonDrydenor Strategic Partners mutual funds and shares of the money market funds specified below. No fee or sales load will be imposedupon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use theexchange

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29

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privilege only to acquire Class A shares of the JennisonDryden or Strategic Partners mutual funds participating in the exchangeprivilege.

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Thefollowing money market funds participate in the Class A exchange privilege: Dryden Government Securities Trust (MoneyMarket Series); MoneyMart Assets, Inc. (Class A shares); and Dryden Tax-Free Money Fund.

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ClassB, Class C and Class F shares:Shareholders of a Fund may exchange their Class B and Class C shares of the Fund forClass B and Class C shares, respectively, and Class F shareholders may exchange their Class F shares for Class B shares ofcertain other JennisonDryden or Strategic Partners mutual funds. No CDSC will be payable upon such exchange, but a CDSC maybe payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable salescharge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to bethe date of the initial purchase, rather than the date of the exchange, excluding any time Class B, Class C or Class F shareswere held in a money market fund.

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ClassB, Class C and Class F shares of a Fund may also be exchanged for shares of MoneyMart Assets, Inc. without impositionof any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into a Fund,such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund.In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fundwill be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being exchangedfirst. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSCholding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into aFund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will beincluded in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day ofthe month (and are held in the money market fund on the last day of the month), the entire month will be excluded from theCDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B and Class F conversionfeature, the time period during which Class B and Class F shares were held in a money market fund will be excluded.

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Atany time after acquiring shares of other funds participating in the Class B or Class C or Class F exchange privilege, ashareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C or ClassF shares of a Fund without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class Cor Class F exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for ClassB or Class C or Class F shares of other funds without being subject to any CDSC.

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ClassZ shares: Class Z shares may be exchanged for Class Z shares of other JennisonDryden or Strategic Partners mutual funds.

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Shareholderswho qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to aCDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege willbe calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares whichare not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to theautomatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value abovethe total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class Cshares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directlyor through Wachovia Securities, Pruco Securities, LLC or another broker that they are eligible for this special exchange privilege.

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Participantsin any fee-based program for which a Fund is an available option will have their Class A shares, if any, exchangedfor Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whethervoluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired throughparticipation in the program) will be exchanged for Class A shares at net asset value. Similarly, participants in WachoviaSecurities' 401(k) Plan for which the Fund's Class Z shares are an available option and who wish to transfer their Class Zshares out of the Wachovia Securities 401(k) Plan following separation from service ( i.e. , voluntary or involuntary terminationof employment or retirement) will have their Class Z shares exchanged for Class A shares at NAV.

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Additionaldetails about the exchange privilege and prospectuses for each of the JennisonDryden or Strategic Partners mutualfunds are available from the Transfer Agent, the Distributor or your broker. The special exchange privilege may be modified,terminated or suspended on sixty days' notice, and any Fund, or the Distributor, has the right to reject any exchange applicationrelating to such fund's shares.

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Prudential Institutional Liquidity Portfolio, Inc. 30

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Automatic Investment Plan (AIP).Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of a Fund by authorizing his orher bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Fund. The investor'sbank must be a member of the Automated Clearing House System.

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Furtherinformation about this program and an application form can be obtained from the Transfer Agent, the Distributor oryour broker.

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Systematic Withdrawal Plan.A Systematic Withdrawal Plan is available to shareholders through the Distributor, the Transfer Agent or your broker. TheSystematic Withdrawal Plan provides for monthly, quarterly, semi-annual or annual redemptions in any amount, except as providedbelow, up to the value of the shares in the shareholder's account. Systematic withdrawals of Class A and Class L (in certaininstances), Class B, Class C, Class F, Class M or Class X shares may be subject to a CDSC. The Systematic Withdrawal Planis not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.

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Inthe case of shares held through the Transfer Agent, the shareholder must elect to have all dividends and/or distributionsautomatically reinvested in additional full and fractional shares of the Fund at NAV in order for the shareholder to participatein the plan.

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TheTransfer Agent, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractionalshares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at anytime, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice tothe shareholder.

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Systematicwithdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceedreinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimatelyexhausted.

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Furthermore,each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federalincome tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable becauseof the sales charges applicable to (i) the purchase of Class A shares and (ii) the redemption of Class A (in certain instances),Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequencesof the Systematic Withdrawal Plan, particularly if used in connection with a retirement plan.

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Mutual Fund Programs. From time to time, a Fund may be included in a mutual fund program with other JennisonDryden or Strategic Partners mutualfunds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, theseprograms are marketed with an investment theme, such as pursuit of greater diversification, protection from interest ratemovements or access to different management styles. In the event such a program is instituted, there may be a minimum investmentrequirement for the program as a whole. A Fund may waive or reduce the minimum initial investment requirements in connectionwith such a program.

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Themutual funds in the program may be purchased individually or as a part of a program. Since the allocation of portfoliosincluded in the program may not be appropriate for all investors, investors should consult their financial adviser concerningthe appropriate blends of portfolios for them. If investors elect to purchase the individual mutual funds that constitutethe program in an investment ratio different from that offered by the program, the standard minimum investment requirementsfor the individual mutual funds will apply.

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Tax-Deferred Retirement Programs. Various tax deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferredaccounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are foruse by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participantsor a pooled account arrangement. Information regarding the establishment of these plans, their administration, custodial feesand other details is available from the Distributor or the Transfer Agent.

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Investorswho are considering the adoption of such a plan should consult with their own legal counsel and/or tax adviser withrespect to the establishment and maintenance of any such plan.

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TAXES, DIVIDENDS AND DISTRIBUTIONS

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Thefollowing is a summary of certain tax considerations generally affecting each Fund and its shareholders. This sectionis based on the Internal Revenue Code of 1986, as amended (the "Code"), published rulings and court decisions, all as currentlyin effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerningthe consequences of investing in a Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

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Qualification as a Regulated Investment Company.Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet allother requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income(i.e., investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividendspaid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributesto shareholders, provided that it distributes at least 90% of its net tax-exempt income and investment company taxable incomefor the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

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Netcapital gains of a Fund that are available for distribution to shareholders will be computed by taking into account anyapplicable capital loss carryforward. If a Fund has a capital loss carryforward, the amount and duration of any such capitalloss carryforward will be set forth at the end of this section.

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Inaddition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends,interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securitiesor foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derivedwith respect to its business of investing in such stock, securities or currencies and net income derived from an interestin a "qualified publicly traded partnership" (as such term is defined in the Code).

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EachFund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under thistest, at the close of each quarter of a Fund's taxable year, (1) 50% or more of the value of the Fund's assets must be representedby cash, United States government securities, securities of other regulated investment companies, and other securities, withsuch other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assetsand 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund's assets maybe invested in securities of (x) any one issuer (other than United States government securities or securities of other regulatedinvestment companies), or of two or more issuers (other than securities of other regulated investment companies) of whichthe Fund owns 20% or more of the voting securities and which are engaged in the same, similar or related trades or businessesor (y) one or more "qualified publicly traded partnerships" (as such term is defined in the Code).

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AFund's investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subjectto state, local or foreign income, franchise or withholding tax liabilities.

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Iffor any year a Fund does not qualify as a regulated investment company, or fails to meet the Distribution Requirement,all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deductionfor distributions to shareholders. In addition, in the event of a failure to qualify, a Fund's distributions, to the extentderived from the Fund's current or accumulated earnings and profits, including any distributions of net long-term capitalgains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) for taxable yearsbeginning prior to January 1, 2011, to be treated as qualified dividend income in the case of shareholders taxed as individualsand (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualifyas a regulated investment company in any year, it must pay out its earnings and profits accumulated i that year in orderto qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a periodgreater than two taxable years, the Fund may be subject to taxation on any net built-in-gains (i.e., the excess of the aggregategain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) recognizedfor a period of ten years, or, under certain circumstances, may have to recognize and pay tax on such net built-in-gain, inorder to qualify as a regulated investment company in a subsequent year.

Excise Tax on Regulated Investment Companies.A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income insuch a way that it is taxable to shareholders in a calendar year other than the calendar year in which a Fund earned the income.Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% ofordinary taxable income, including qualified dividend income, for the calendar year and 98% of capital gain net income forthe one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company havinga taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed duringthe next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwiseretained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.

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EachFund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary incomeand capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investorsshould note

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Prudential Institutional Liquidity Portfolio, Inc. 32

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that a Fund may in certain circumstances be required to borrow money or liquidate portfolio investments to make sufficientdistributions to avoid excise tax liability.

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Fund Investments.Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or lossesrealized by a Fund. A Fund may make investments that produce income that is not matched by a corresponding cash receipt bythe Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the DistributionRequirement. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with thoserequirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses.These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the DistributionRequirement. Additionally, a Fund may make investments that result in the recognition of ordinary income rather than capitalgain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from makingcapital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate taxelections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigatethe effect of these rules. The foregoing concepts are explained in greater detail in the following paragraphs.

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Gainsor losses on sales of stock or securities by a Fund generally will be treated as long-term capital gains or losses ifthe stock or securities have been held by it for more than one year, except in certain cases where the Fund acquires a putor writes a call or otherwise holds an offsetting position, with respect to the stock or securities. Other gains or losseson the sale of stock or securities will be short-term capital gains or losses.

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Ifan option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase bythe Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities aresold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in thesale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Gain or loss on the sale,lapse or other termination of options acquired by a Fund on stock or securities and on narrowly-based stock indexes will becapital gain or loss and will be long-term or short-term depending on the holding period of the option.

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CertainFund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructiveownership transaction and straddle provisions of the Code that may, among other things, requirea Fund to defer recognitionof losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income.

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Asa result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receivea payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodicnet payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally resultin capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for morethan one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss withrespect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually fortax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

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Ingeneral, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property tothe lender, not when the borrowed property is sold. Gain or loss from a short sale is generallycapital gain or loss to theextent that the property used to close the short sale constitutes a capital asset in a Fund's hands. Except with respect tocertain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of theshort sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may alsoterminate the running of the holding period of "substantially identical property" held by a Fund. Moreover, a loss on a shortsale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" hasbeen held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments ma to reimbursethe lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day afterthe short sale is entered into.

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Debtsecurities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively,may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treatedas ordinary income subject to the Distribution Requirement referred to above. Market discount generally is the excess, ifany, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjustedissue price of the security) over the price paid by the Fund for the security. Original issue discount that accrues in a taxableyear is treated as income earned by a Fund and therefore is subject to the Distribution Requirement. Because the originalissue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to borrowmoney or dispose of other securities and use the proceeds to make distributions to satisfy the Distribution Requirement.

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Certainfutures contracts and certain listed options (referred to as Section 1256 contracts) held by the Funds will be requiredto be "marked to market" for federal income tax purposes at the end of a Fund's taxable year, that is, treated as having beensold at the fair market value on the last business day of the Fund's taxable year. Except with respect to certain foreigncurrency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositionswill be treated as long-term capital gain or loss, and forty percent will be treated as short-term capital gain or loss. Anynet mark-to-market gains may be subject to the Distribution Requirement referred to above, even though a Fund may receiveno corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessarycash.

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Gainsor losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or otherreceivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collectssuch receivables or pays such liabilities are treated as ordinary income or loss.Similarly, gains or losses on foreign currency forward contracts or dispositions of debt securities denominated in a foreigncurrency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of thesecurity or contract and the date of disposition thereof generally also are treated as ordinary income or loss.These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of aFund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasingor decreasing the amount of the Fund's net capital gain.If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to makeany ordinary dividend distributions from current earnings and profits, and distributions made before the losses were realizedcould be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing eachshareholder's basis in his or her Fund shares.

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AFund may make investments in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations(referred to as passive foreign investment companies ("PFICs") under the Code), the Fund may be subject to federal incometax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of suchshares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposedon the Fund as a result of such distributions. If a Fund were to invest in an eligible PFIC and elected to treat the PFICas a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include eachyear in its income and distribute to shareholders in accordance with the Distribution Requirement, a pro rata portion of theQEF's ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. A Fund may not be able tomake this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy.

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Alternatively,a Fund generally will be permitted to "mark to market" any shares it holds in a PFIC. If a Fund made such anelection, with such election being made separately for each PFIC owned by the Fund, the Fund would be required to includein income each year and distribute to shareholders in accordance with the Distribution Requirement, an amount equal to theexcess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis ofsuch stock at that time. A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stockover its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains withrespect to the stock included by the Fund for prior taxable years. A Fund will make appropriate basis adjustments in the PFICstock to take into account the mark-to-market amounts.

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Notwithstandingany election made by a Fund, dividends attributable to distributions from a foreign corporation will not beeligible for the special tax rates applicable to qualified dividend income if the foreign corporation is a PFIC either inthe taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinaryincome.

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AFund may invest in real estate investment trusts ("REITs"). Such Fund's investments in REIT equity securities may requirea Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions,a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including whenit is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receiptof cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a returnof capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will generallynot constitute qualified dividend income. REITs will generally be able to pass through the tax treatment of tax-qualifieddividends they receive.

Some of the REITs in which the Funds may invest will be permitted hold residual interests in real estate mortgage investmentconduits ("REMICs"). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of a Fund's incomefrom a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion")will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion incomeof a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company inproportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMICresidual interest directly.

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Ingeneral, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limitedexception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (includinga qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subjectto tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income,and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii)in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxableincome for a taxable year, it will be subject to an excise tax equal to 100% of such unrelated business taxable income. Inaddition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holderof a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to thatportion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multipliedby the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interestsin REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

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Fund Distributions.Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of netinvestment income paid to a non-corporate U.S. shareholder in a taxable year beginning before January 1, 2011 that are designatedas qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%, and a maximum rate of20% thereafter. However, the amount of dividend income that may be so designated by a Fund will generally be limited to theaggregate of the eligible dividends received by the Fund. In addition, a Fund must meet certain holding period requirementswith respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder mustmeet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are notdesignated as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will betaxable to shareholders at ordinary income rates. Dividends paid by a Fund with respect to a taxable year will qualify forthe 70% dividends received deduction generally available to corporations to the extent of the amount of dividends receivedby the Fund from certain domestic corporations for the taxable year. Shareholders will be advised annually as to the U.S.federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividendspaid that qualify for the reduced tax rate.

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Ordinarily,shareholders are required to take taxable distributions by a Fund into account in the year in which the distributionsare made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or Decemberas of a record date in such month and actually paid in January of the following year will be treated as if they were paidon December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declaredrather than the year paid.

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Dividendspaid by a Fund that are properly designated as exempt-interest dividends will not be subject to regular federalincome tax. Dividends paid by a Fund will be exempt from federal income tax (though not necessarily exempt from state andlocal taxation) to the extent of the Fund's tax-exempt interest income as long as 50% or more of the value of the Fund's assetsat the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federalincome tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Exempt-interestdividends from interest earned on municipal securities of a state, or its political subdivisions, are generally exempt fromincome tax in that state. However, income from municipal securities from other states generally will not qualify for tax-freetreatment. The U. S. Supreme Court ruled on May 19, 2008 that cities and states may continue to provid tax exemption forinterest on in-state municipal bonds while taxing interest on out-of-state bonds.

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Intereston indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for U.S. federalincome tax purposes to the extent it relates to exempt-interest dividends received by a shareholder. If a shareholder receivesexempt-interest dividends with respect to any share of a Fund and if the share is held by the shareholder for six months orless, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portionof certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interestdividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by the Fund maynot retain its tax-exempt status in the hands of a shareholder who is a "substanti user" of a facility financed by suchbonds, or a "related person" thereof. In addition, the receipt of dividends and distributions from a Fund may affect a foreigncorporate shareholder's federal "branch profits" tax liability and the federal "excess net passive income" tax liability ofa shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i)"substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (ii) subject tothe federal "branch profits" tax, or the federal "excess net passive income" tax.

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AFund may either retain or distribute to shareholders its net capital gain (i.e., excess net long-term capital gain overnet short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capitalgain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain,regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund priorto the date on which the shareholder acquired its shares.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of anyavailable capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will electto have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro ratashare of such gain, with the resul that each shareholder will be required to report its pro rata share of such gain on itstax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fundon the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

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Distributions by a Fund that exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any distribution in excess of such tax basis will be treated as gain from the sale of its shares, as discussed below.

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Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, prospective investors in a Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Sale or Redemption of Shares. A shareholder will generally recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares (1) pursuant to a reinvestment right received upon the purchase of the original shares and (2) at a reduced load charge (i.e., sales or additional charge), then any load charge incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder's basis for computing gain or loss upon the sale of such shares, to the extent the original load charge does not exceed any reduction of the load charge with respect to the acquisition of the subsequent shares. To the extent the original load charge is not taken into account on the disposition of the original shares, such charge shall be treated as incurred in connection with the acquisition of the subsequent shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of long-term capital gain dividends received on (or undistributed long-term capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum federal income tax rate of 15%, and thereafter at a maximum 20% rate, where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

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Backup Withholding. A Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of all dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided the Fund with either an incorrect tax identification number or no number at all, (2) who is subjected to backup withholding by the Internal Revenue Service ("IRS") for failure to report the receipt of interest or dividend income properly or (3)who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.

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If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal

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determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Foreign Shareholders. Dividends paid to a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund, net capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

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The foregoing applies when the foreign shareholder's income from a Fund is not effectively connected with a U.S. trade or business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividend income, net capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

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A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations. There are also certain restrictions regarding the use of wash sales and substitute payments.

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In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

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The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

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Foreign Taxes. A Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. So long as more than 50% by value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign issuers, the Fund may elect to treat any foreign income taxes paid by it as paid directly by its shareholders.

If the Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of the Fund's income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) its proportionate share of foreign taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes. In addition, shareholders will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met at both the Fund and the shareholder levels.

A Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to U.S. tax may prefer that this election not be made. The Fund will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be passed through to the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described above) have not been satisfied.

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State and Local Tax Matters. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gains distributions from regulated investment companies and other items may differ from federal income tax rules. Shareholders are urged to consult their tax advisers as to consequences of these and other state and local tax rules affecting investment in a Fund.

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DISCLOSURE OF PORTFOLIO HOLDINGS

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A Fund's portfolio holdings as of the end of the second and fourth fiscal quarters are made public, as required by law, in the Fund's annual and semi-annual reports. These reports are filed with the Commission on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. A Fund's annual and semi-annual reports are posted on the Fund's website at www.jennisondryden.com (for the JennisonDryden Funds) or at www.prudential.com (for certain other funds advised by Prudential Investments LLC). A Fund's portfolio holdings as of the end of the first and third fiscal quarters are made public and filed with the Commission on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters.

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In addition, a Fund will provide a full list of its portfolio holdings as of the end of each month on its website within approximately 30 days after the end of the month. A Fund may also release its top ten holdings, sector and country breakdowns, and largest industries on a quarterly or monthly basis, with the information as of a date 15 days prior to the release. Such information will be posted on the Fund's website.

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When authorized by a Fund's Chief Compliance Officer and another officer of the Fund, portfolio holdings information may be disseminated more frequently or at different periods than as described above. The Fund has entered into ongoing arrangements to make available information about the Fund's portfolio holdings. Parties receiving this information may include intermediaries that distribute the Fund's shares, third-party providers of auditing, custody, proxy voting and other services for the Fund, rating and ranking organizations, and certain affiliated persons of the Fund, as described below. The procedures utilized to determine eligibility are set forth below:

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Procedures for Release of Portfolio Holdings Information:

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1. A request for release of fund holdings shall be provided by such third party setting forth a legitimate business purpose for such release which shall specify the Fund, the terms of such release, and frequency (e.g., level of detail staleness). The request shall address whether there are any conflicts of interest between the Fund and the investment adviser, sub-adviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund.

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2. The request shall be forwarded to the Chief Compliance Officer of the Fund, or his delegate, for review and approval.

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3. A confidentiality agreement in the form approved by an officer of the Fund must be executed with the recipient of the fund holdings information.

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4. An officer of the Fund shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.

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5. Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of fund holdings information.

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6. PI's Fund Administration Department shall arrange for the release of fund holdings information by the Fund's custodian bank(s).

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As of the date of this SAI, each Fund will provide:

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1. Traditional External Recipients/Vendors

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  Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) and Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

  Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;

  Full holdings on a daily basis to a Fund's Subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When a Fund has more than one Subadviser, each Subadviser receives holdings information only with respect to the "sleeve" or segment of the Fund for which the Subadviser has responsibility;

  Full holdings to a Fund's independent registered public accounting firm as soon as practicable following the Fund's fiscal year-end or on an as-needed basis; and

  Full holdings to financial printers as soon as practicable following the end of a Fund's quarterly, semi-annual and annual period-ends.

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2. Analytical Service Providers

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  Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Fund's fiscal quarter-end;

  Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

  Full holdings on a daily basis to FactSet and Lipper, Inc. (investment research providers) at the end of each day;

  Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Portfolio Trust, and selected JennisonDryden and Strategic Partners Funds only);

  Full holdings to Frank Russell Company (investment research provider) at the end of each month (Jennison Small Company Fund only);

  Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (Jennison Growth Fund and certain other selected JennisonDryden and/or Strategic Partners Funds only); and

  Full holdings on a weekly basis to SG Constellation (a financing company) approximately one day after the end of the week (Strategic Partners Mutual Funds, Inc. only).

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Ineach case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreementintended to prohibit the recipient from trading on or further disseminating such information (except for legitimate businesspurposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by a Fund's Chief Compliance Officerand PI's Law Department on an annual basis.

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Inaddition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basisor upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personalsecurities trading policy of Prudential Financial, Inc., which prohibits employees from trading on or further disseminatingconfidential information, including portfolio holdings information.

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TheBoard has approved PI's Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, receivea report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The Boardhas delegated oversight over a Fund's disclosure of portfolio holdings to the Chief Compliance Officer.

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Therecan be no assurance that a Fund's policies and procedures on portfolio holdings information will protect the Fund fromthe potential misuse of such information by individuals or entities that come into possession of the information.

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PROXY VOTING

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TheBoard has delegated to each Fund's investment manager, PI, the responsibility for voting any proxies and maintaining proxyrecordkeeping with respect to the Fund. Each Fund authorizes the Manager to delegate, in whole or in part, its proxy votingauthority to its investment subadviser or third party vendors consistent with the policies set forth below. The proxy votingprocess shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.

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TheManager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensurethat all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Fund. Consistent with thisgoal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conductby corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Fundshould a proxy issue potentially implicate a conflict of interest between the Fund and the Manager or its affiliates.

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TheManager delegates to each Fund's Subadviser(s) the responsibility for voting the Fund's proxies. The Subadviser is expectedto identify and seek to obtain the optimal benefit for the Fund it manages, and to adopt written policies that meet certainminimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and delineateprocedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of theSubadviser or its affiliates. The Manager and the Board expect that the Subadviser will notify the Manager and Board at leastannually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that theSubadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Commission.Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-monthperiod ended June 30 is available on the Fund's website and on the Commission's website at www.sec.gov.


Asummary of the proxy voting policies of the Subadviser(s) is set forth in the Appendix to this SAI.


CODES OF ETHICS


TheBoard of Directors of each Fund has adopted a Code of Ethics.In addition, the Manager, investment subadviser(s) andDistributor have each adopted a Code of Ethics (the Codes).The Codes apply to access persons (generally, persons who haveaccess to information about the Fund's investment program) and permit personnel subject to the Codes to invest in securities,including


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39

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securities that may be purchased or held by the Fund.However, the protective provisions of the Codes prohibit certain investmentsand limit such personnel from making investments during periods when the Fund is making such investments.The Codes are onpublic file with, and are available from, the Commission.


APPENDIX I: DESCRIPTION OF BOND RATINGS


STANDARD & POOR'S RATINGS SERVICES (S&P)


Long-Term Issue Credit Ratings


AAA:An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitmenton the obligation is extremely strong.


AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet itsfinancial commitment on the obligation is very strong.


A:An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditionsthan obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligationis still strong.


BBB:An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstancesare more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB:An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertaintiesor exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity tomeet its financial commitment on the obligation.


B:An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacityto meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impairthe obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economicconditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial,or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC:An obligation rated CC is currently highly vulnerable to nonpayment.


C:The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken,but payments on this obligation are being continued.


Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the majorrating categories.


Commercial Paper Ratings


A-1:This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possessextremely strong safety characteristics are denoted with a plus sign (+) designation.


A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is notas high as for issues designated A-1.


Notes Ratings


AnS&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less willlikely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The followingcriteria will be used in making that assessment.


  Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note. ·

  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


Noterating symbols are as follows:


Prudential Institutional Liquidity Portfolio, Inc. 40


SP-1:Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt serviceis given a plus (+) designation.


SP-2:Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes overthe term of the notes.


MOODY'S INVESTORS SERVICE, INC. (MOODY'S)


Debt Ratings


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and aregenerally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin andprincipal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostunlikely to impair the fundamentally strong position of such issues.


Aa:Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise whatare generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not beas large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elementspresent which make the long-term risks appear somewhat larger than the Aaa securities.


A:Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibilityto impairment some time in the future.


Baa:Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorlysecured. Interest payments and principal security appear adequate for the present but certain protective elements may be lackingor may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristicsand in fact have speculative characteristics as well.


Ba:Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Oftenthe protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good andbad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal paymentsor of maintenance of other terms of the contract over any long period of time may be small.


Caa:Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of dangerwith respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.


Short-Term Ratings


Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.


PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


  Leading market positions in well-established industries.

  High rates of return on funds employed.


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41
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  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  Well-established access to a range of financial markets and assured sources of alternate liquidity.


PRIME-2:Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debtobligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trendsand coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate,may be more affected by external conditions. Ample alternate liquidity is maintained.


MIG1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity supportor demonstrated broad-based access to the market for refinancing.


MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.


FITCH, INC.


International Long-Term Credit Ratings


AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.


International Short-Term Credit Ratings


F1: Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


F2: Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


F3: Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


Prudential Institutional Liquidity Portfolio, Inc. 42


C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic investment.


Plus (+) or Minus (-): Plus or minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, to categories below CCC, or to short-term ratings other than F1.


43
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

APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISER


Prudential Investment Management, Inc. (PIM)


The overarching goal of each of the asset management units within Prudential Investment Management, Inc. ("PIM") is to vote proxies in the best interests of their respective clients based on the clients' priorities. Client interests are placed ahead of any potential interest of PIM or its asset management units. Because the various asset management units within PIM manage distinct classes of assets with differing management styles, some units will consider each proxy on its individual merits while other units may adopt a pre-determined set of voting guidelines. The specific voting approach of each unit is noted below. A committee comprised of senior business representatives from each of the asset management units together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interests. The committee is responsible for interpretation of the proxy voting policy and periodically assesses the policy's effectiveness. In addition, should the need arise, the committee is authorized to address any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit. In all cases, clients may obtain the proxy voting policies and procedures of the various PIM asset management units, and information is available to each client concerning the voting of proxies with respect to the client's securities, simply by contacting the client service representative of the respective unit.


Voting Approach of PIM Asset Management Units


Prudential Public Fixed Income. As this asset management unit invests primarily in public debt, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:


  a proposal regarding a merger, acquisition or reorganization,

  a proposal that is not addressed in the unit's detailed policy statement, or circumstances that suggest a vote not in accordance with the detailed policy,


the proxy will be referred to the applicable portfolio manager(s) for individual consideration.


Prudential Real Estate Investors. As this asset management unit invests primarily in real estate and real estate-related interests, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:


  a proposal regarding a merger, acquisition or reorganization,

  a proposal that is not addressed in the unit's detailed policy statement, or circumstances that suggest a vote not in accordance with the detailed policy,


theproxy will be referred to the relevant portfolio manager(s) for individual consideration.


Prudential Capital Group. As this asset management unit invests almost exclusively in privately placed debt, there are few, if any, traditional proxies voted in this unit. As a result, this unit evaluates each proxy it receives and votes on a case-by-case basis. Considerations will include detailed knowledge of the issuer's financial condition, long- and short-term economic outlook for the issuer, its capital structure and debt-service obligations, the issuer's management team and capabilities, as well as other pertinent factors. In short, this unit attempts to vote all proxies in the best economic interest of its clients based on the clients' expressed priorities, if any.


Prudential Institutional Liquidity Portfolio, Inc. 44

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)

Articles of Amendment and Restatement dated August 26, 2003. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 2004.

(b)

By-Laws of Registrant, Amended and Restated November 16, 2004. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 2005.

(c)

(1) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant. Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(2) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibits (a) and (b) above.

(d)

(1) Management Agreement between the Registrant and Prudential Investments LLC dated July 7, 2003. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 2004.

(2) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. dated July 7, 2003. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 2004.

(e)

(1) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

(2) Form of Dealer Agreement. Incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

(f)	Not applicable.

(g)

(1) Custodian Contract between the Registrant and The Bank of New York (BNY). Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 30, 2006.

(2) Amendment to Custodian Contract dated June 6, 2005 by and between the Registrant and BNY. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 30, 2006.

(3) Amendment dated December 27, 2007 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(h)

(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(2) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(i)	Opinion of Counsel. Incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(j)	Consent of independent registered public accounting firm. *

(k)	Not applicable.

(l)	Not applicable.

(m)

(1) Amended and Restated Distribution and Service Plan. Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

(2) Rule 12b-1 Fee Waiver for Class A Shares. *

(3) Notice of Expense Waiver/Reimbursement. *

(n)	Rule 18 f-3 Plan. Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

(o)	Not applicable.

(p)

(1) Code of Ethics of the Registrant dated December 26, 2007. Incorporated by reference to the Dryden Small-Cap Core Equity Fund, Inc. Post-Effective Amendment No. 16 to the Registration Statement filed on Form N-1A via EDGAR on February 26, 2008 (File No. 333-24495).

(2) Code of Ethics of Personal Securities Trading Policy of Prudential, including Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated January 9, 2006. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 30, 2006.

(q)

Power of Attorney dated March 8, 2007. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A for Dryden Global Total Return Fund, Inc. filed via EDGAR on March 30, 2007 (File No. 33-63943).

__________________________________________________________________

* Filed herewith.

Item 24. Persons Controlled By or Under Common Control With Registrant.

None.

Item 25. Indemnification.

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article X of the Registrant’s By-Laws (Exhibit (b) to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section

17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), the Distributor of the Fund may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) limits the liability of Prudential Investments LLC (PI) to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PI of its obligations and duties under the Management Agreement. Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limits the liability of Prudential Investment Management, Inc. (PIM) to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIM of its obligations and duties under the Subadvisory Agreement.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the SEC under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.

Item 26. Business and Other Connections of the Investment Adviser.

(a) Prudential Investments LLC (PI).

See “How the Fund Is Managed—Manager” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of directors and officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the SEC, the text of which is hereby incorporated by reference (File No. 801-31104).

(b) Prudential Investment Management, Inc. (PIM).

See “How the Fund Is Managed—Manager” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Registration Statement.

The business and other connections of the directors and executive officers of Prudential Investment Management, Inc. are included in Schedule A and D of Form ADV filed with the SEC (File No. 801-22808), as most recently amended, the text of which is hereby incorporated by reference.

Item 27. Principal Underwriters.

(a) Prudential Investment Management Services LLC. (PIMS)

PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Dryden Global Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison Mid-Cap Growth Fund, Inc., JennisonDryden Portfolios, Prudential World Fund, Inc., Target Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., JennisonDryden Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b) The business and other connections of PIMS' sole member (PIFM Holdco, Inc.) and principal officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp. (BNY), 100 Wall Street, New York, New York 10286, Prudential Investment Management, Inc., Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and Prudential Mutual Fund Services LLC (PMFS), 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at Gateway Center Three, Newark, NJ 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 29. Management Services.

Other than as set forth under the captions “How the Fund Is Managed—Manager” and “How the Fund Is Managed—Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 30th day of May, 2008.

PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

*Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Linda W. Bynoe	Director

*David E.A. Carson	Director

*Robert F. Gunia	Vice President and Director

*Robert E. La Blanc	Director

*Douglas H. McCorkindale	Director

*Richard A. Redecker	Director

*Judy A. Rice	President and Director (Principal Executive
Officer)

*Robin B. Smith	Director

*Stephen G. Stoneburn	Director

*Clay T. Whitehead	Director

*Grace C. Torres	Treasurer & Principal Financial &
Accounting Officer

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	May 30, 2008

Jonathan D. Shain

PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

Exhibit Index

Item 23

Exhibit No.	Description

(j)	Consent of independent registered public accounting firm.
(m)(2)	Rule 12b-1 Fee Waiver for Class A Shares.
(m)(3)	Notice of Expense Waiver/Reimbursement.